UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07455
                                                    -----------

                              Phoenix-Seneca Funds
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
                    ----------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                    ----------------------------------------
                     (Name and address of agent for service)

                             Registrant's telephone
                   number, including area code: 302-791-3197
                                               ---------------

                   Date of fiscal year end: September 30, 2003
                                            ------------------

                  Date of reporting period: September 30, 2003
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

SEPTEMBER 30, 2003

(LOGO)
o SENECA o
[GRAPHIC OMITTED]

Phoenix-Seneca Bond Fund

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

Phoenix-Seneca Real Estate Securities Fund

                               [GRAPHIC OMITTED]

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                                      GO TO
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(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(SM)
[GRAPHIC OMITTED]

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[GRAPHIC OMITTED]

      I hope that you'll take time to review the activities and performance information included in this Phoenix Seneca Funds annual report. With this writing, we are continuing to witness new signs of life in the equity markets, and I am encouraged that our overall economy may be beginning a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Seneca Bond Fund, Phoenix-Seneca Mid-Cap "EDGE" Fund, and Phoenix-Seneca Real Estate Securities Fund may help you in this effort. To learn more about your investments and investing, visit PhoenixInvestments.com.


Sincerely,

/s/  PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds


SEPTEMBER 30, 2003


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Seneca Bond Fund ....................................................  3
Phoenix-Seneca Mid-Cap "EDGE"SM Fund ........................................ 13
Phoenix-Seneca Real Estate Securities Fund .................................. 22
Notes to Financial Statements ............................................... 30


   This report is not authorized for distribution to prospective investors in Phoenix-Seneca Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Trust's record and other pertinent information.

PHOENIX-SENECA BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, GAIL SENECA, PH.D. AND ALBERT GUTIERREZ, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Seneca Bond Fund seeks high total return from both current income and capital appreciation.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003?

A: For the 12 months ended September 30, 2003, Class X shares rose 8.57%, Class A shares gained 8.28%, Class B shares were up 7.43%, and Class C shares were up 7.42%. For the same period, the Lehman Aggregate Bond Index1 rose 5.41%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: HOW WOULD YOU CHARACTERIZE THE FIXED INCOME MARKET ENVIRONMENT OVER THE LAST 12 MONTHS?

A: The last 4 quarters can best be characterized as three quarters of yields grinding lower and spreads narrowing followed by a final quarter of impressive volatility in all sectors with the exception of credit. Spread product enjoyed a resurgence of demand after a difficult 2002 when war fears, corporate malfeasance and agency asset/liability management concerns all served to push investors into the perceived safety of treasury securities. In the July-September 2003 quarter, however, yields had a wild ride as 10-year treasury rates started the quarter at 3.52%, hit a high of 4.65% before ending the quarter at 3.94%. What started as a modest reaction to a disappointing Federal Reserve rate cut on June 25th escalated into a panicky sell-off as mortgage-backed security holders frantically tried to rebalance portfolios amid rising interest rates. Additionally, the weakening dollar increased fears of foreign investors potentially selling some of their fixed income holdings. Once these concerns subsided, the market regained some normalcy.

Q: WHAT FACTORS AFFECTED PERFORMANCE?

A: Our strategic focus on asset allocation, reflected in over-weighting investment grade and high-yield corporate credit and mortgages, was a significant factor in our out-performance. Sector and security selection positively contributed to our returns with specific overweight positions in TIPS, Treasury bonds, telecom, media, commercial and residential mortgages being the performance leaders.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: Our expertise in fundamental credit analysis should continue to be an advantage with the uneven recovery of the global economy. We will utilize the tools necessary to generate positive performance including asset allocation, sector and security selection, and duration and yield curve management.

                                                                    OCTOBER 2003


THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE LEHMAN AGGREGATE BOND INDEX MEASURES BROAD BOND MARKET TOTAL-RETURN
  PERFORMANCE. THE INDEX IS UNMANAGED, DOES NOT REFLECT MANAGEMENT FEES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix-Seneca Bond Fund

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS 1                                     PERIOD ENDING 9/30/03
--------------------------------------------------------------------------------

                                                           INCEPTION   INCEPTION
                                        1 YEAR   5 YEARS   TO 9/30/03    DATE
                                        ------   -------   ----------  ---------
    Class X Shares at NAV 2              8.57%    6.78%       7.76%      3/7/96

    Class A Shares at NAV 2              8.28     6.30        6.09       7/1/98
    Class A Shares at POP 3              3.14     5.27        5.11       7/1/98

    Class B Shares at NAV 2              7.43     5.51        5.29       7/1/98
    Class B Shares with CDSC 4           3.43     5.51        5.29       7/1/98

    Class C Shares at NAV 2              7.42     5.51        5.29       7/1/98
    Class C Shares with CDSC 4           7.42     5.51        5.29       7/1/98

    Lehman Aggregate Bond Index 7        5.41     6.63      Note 5       Note 5

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 9/30
--------------------------------------------------------------------------------
6 This Growth of $10,000 chart assumes an initial investment of $10,000 made on 3/7/96 (inception of the Fund) in Class X shares and reflects no sales charge. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             Phoenix-Seneca Bond Fund
                  Class X at NAV 6           Lehman Aggregate Bond Index 7
3/7/96               $10,000.00                         $10,000.00
9/30/96              $10,413.21                         $10,146.20
9/30/97              $11,585.77                         $11,131.54
9/30/98              $12,679.15                         $12,412.72
9/30/99              $13,123.98                         $12,367.32
9/29/00              $13,934.21                         $13,231.56
9/28/01              $15,304.83                         $14,945.50
9/30/02              $16,214.47                         $16,230.25
9/30/03              $17,604.72                         $17,108.88

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        9/30/03
--------------------------------------------------------------------------------
As a percentage of bond holdings

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Corporate                               43%
                Non-Agency Mortgage-Backed              22
                Agency Mortgage-Backed                  19
                U.S. Government                          7
                Foreign Corporate                        7
                Foreign Government                       1
                Convertible                              1


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 Index  performance  is 7.35% for Class X (since 3/7/96) and 7.13% for Class A,
  Class B and Class C (since 7/1/98).

6 This chart  illustrates  NAV  returns  on Class X shares.  Returns on Class A,
  Class B and Class C shares will vary due to differing sales charges, fees and inception dates.

7 The Lehman Aggregate Bond Index is an unmanaged, commonly used measure of bond market total return performance. The index's performance does not reflect management fees and sales charges.

  All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Seneca Bond Fund

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AT SEPTEMBER 30, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. U.S. Treasury Note 4.25%, 8/15/13         3.9%
 2. GNMA TBA 3%, 10/20/33                     3.5%
 3. GNMA 4%, 10/20/32                         2.3%
 4. Bear Stearns Adjustable Rate Mortgage
    Trust 03-7, 7A 4.907%, 10/25/33           2.3%
 5. Master Asset Securitization Trust
    03-5, 1A1 5.50%, 6/25/33                  1.9%
 6. Verizon Global Funding Corp.
    7.75%, 12/1/30                            1.8%
 7. Freddie Mac 5.50%, 8/15/21                1.7%
 8. U.S. Treasury Bond 6.25%, 5/15/30         1.6%
 9. Freddie Mac 5.50%, 9/15/21                1.5%
10. Freddie Mac 5.50%, 1/15/22                1.5%
--------------------------------------------------------------------------------


                        INVESTMENTS AT SEPTEMBER 30, 2003

                                               MOODY'S     PAR
                                               RATING     VALUE
                                            (Unaudited)   (000)      VALUE
                                            -----------  -------  -----------
U.S. GOVERNMENT SECURITIES--7.1%

U.S. TREASURY BONDS--1.6%
U.S. Treasury Bond 6.25%, 5/15/30 ...........   Aaa      $  991   $ 1,175,923

U.S. TREASURY NOTES--5.5%
U.S. Treasury Note 2%, 8/31/05 ..............   Aaa         500       505,391

U.S. Treasury Inflationary Note 3.375%,
1/15/07(f) ..................................   Aaa         495       631,990

U.S. Treasury Note 4.25%, 8/15/13 ...........   Aaa       2,730     2,798,569
                                                                  -----------
                                                                    3,935,950
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,132,268)                                        5,111,873
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--18.0%

Fannie Mae 7.50%, 2/1/27 ....................   Aaa         779       834,537
Fannie Mae 3.616%, 7/1/33(c) ................   Aaa         983     1,004,393
Fannie Mae 4.316%, 8/1/33(c) ................   Aaa         404       407,825
Fannie Mae 4.23%, 9/1/33(c) .................   Aaa         170       171,510
Fannie Mae 4.367%, 9/1/33(c) ................   Aaa         180       182,250
Fannie Mae 4.638%, 9/1/33(c) ................   Aaa         425       431,282
Freddie Mac 5.50%, '16-'22(e) ...............   Aaa       4,699     4,922,090
Freddie Mac 6%, 2/15/30 .....................   Aaa          44        46,514
Freddie Mac 6.50%, 6/15/31 ..................   Aaa          55        58,857
Freddie Mac 4.51%, 7/1/33(c) ................   Aaa         671       682,765
GNMA 4%, 10/20/32 ...........................   Aaa       1,682     1,691,276
GNMA  TBA 3%, 10/20/33 ......................   Aaa       2,550     2,543,625
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $12,870,934)                                      12,976,924
-----------------------------------------------------------------------------


                                               MOODY'S     PAR
                                               RATING     VALUE
                                            (Unaudited)   (000)      VALUE
                                            -----------  -------  -----------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--20.8%

Banc of America Commercial Mortgage,
Inc. 00-1, A1A 7.109%, 11/15/31 .............   Aaa      $  579   $   650,086

Bank of America-First Union NB
Commercial Mortgage 01-3, A1 4.89%,
4/11/37 .....................................   Aaa         560       588,113

Bear Stearns Adjustable Rate Mortgage
Trust 03-7, 7A 4.907%, 10/25/33(c) ..........   Aaa       1,690     1,683,662

Bear Stearns Alternative A Trust  03-1, 1A
1.50%, 5/25/33(c) ...........................   Aaa         288       288,162

Bear Stearns Commercial Mortgage
Securities, Inc. 03-PWR2, A3 4.834%,
5/11/39 .....................................   Aaa         505       521,303

CDC Commercial Mortgage Trust 02-FX1,
A1 5.252%, 5/15/19 ..........................   Aaa         572       607,312

Countrywide Alternative Loan Trust 02-12,
A3 5.40%, 11/25/32 ..........................   Aaa         701       713,920

Countrywide Alternative Loan Trust  02-6,
A5 6.50%, 7/25/32 ...........................  AAA(d)       499       506,115

Countrywide Funding Corp. 94-1, A5
6.875%, 3/25/24 .............................   Aaa         734       733,813

CS First Boston Mortgage Securities Corp.
03-23, 5A1 6%, 9/25/33 ......................   Aaa         860       880,425

CS First Boston Mortgage Securities Corp.
03-AR24, 3A1 4.157%, 10/25/33(c) ............   Aaa         845       869,822

GMAC Mortgage Corporation Loan Trust
03-AR1, A6 4.653%, 10/19/33 .................   Aaa         255       253,446

LB - UBS Commercial Mortgage Trust
03-C3 2.599%, 3/15/08 .......................   Aaa         678       674,940


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                               MOODY'S     PAR
                                               RATING     VALUE
                                            (Unaudited)   (000)      VALUE
                                            -----------  -------  -----------
Master Asset Securitization Trust
Adjustable Rate Mortgages Trust
03-3, 3A3 4.844%, 9/25/33(c) ................   Aaa      $  960   $   979,350

Master Asset Securitization Trust
Alternative Loans Trust 03-7, 5A1
6.25%, 11/25/33 .............................   Aaa       1,035     1,065,080

Master Asset Securitization Trust 03-5,
1A1 5.50%, 6/25/33 ..........................  AAA(d)     1,403     1,404,726

Master Asset Securitization Trust 03-5, 4A4
5.50%, 6/25/33 ..............................  AAA(d)     1,028     1,049,542

Morgan Stanley Dean Witter Capital I
02-IQ3, A1 3.48%, 9/15/37 ...................   Aaa         668       683,749

Structured Asset Securities Corp. 03-14,
1A5 1.62%, 5/25/33(c) .......................   Aaa         435       435,793

Washington Mutual  01-WM4, A1 6%,
11/20/29 ....................................   Aaa          88        88,423

Washington Mutual MSC Mortgage
Pass-Through Certificates 01-MS14, 1A4
6.25%, 12/25/31 .............................   Aaa         370       382,286
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $15,064,544)                                      15,060,068
-----------------------------------------------------------------------------

CORPORATE BONDS--41.0%

AEROSPACE & DEFENSE--2.0%
Goodrich Corp. 7.625%, 12/15/12 .............   Baa         158       182,092
Goodrich Corp. 7%, 4/15/38 ..................   Baa         210       206,239
Raytheon Co. 6.30%, 3/15/05(e) ..............   Baa         595       631,202
Raytheon Co. 8.30%, 3/1/10 ..................   Baa         330       403,858
                                                                  -----------
                                                                    1,423,391
                                                                  -----------
AUTO PARTS & EQUIPMENT--0.3%
Delphi Corp. 6.50%, 8/15/13 .................   Baa         175       180,888

AUTOMOBILE MANUFACTURERS--1.8%
DaimlerChrysler NA Holding Corp. 7.75%,
6/15/05(e) ..................................    A          380       414,086

Ford Motor Co. 7.45%, 7/16/31 ...............   Baa         335       308,949
General Motors Corp. 8.375%, 7/15/33 ........   Baa         555       580,307
                                                                  -----------
                                                                    1,303,342
                                                                  -----------
BROADCASTING & CABLE TV--5.9%
AMFM, Inc. 8%, 11/1/08(e) ...................    Ba         639       731,655
Comcast Corp. 7.05%, 3/15/33 ................   Baa         445       487,708

Continental Cablevision, Inc. 8.875%,
9/15/05(e) ..................................   Baa         465       520,460


                                               MOODY'S     PAR
                                               RATING     VALUE
                                            (Unaudited)   (000)      VALUE
                                            -----------  -------  -----------
CSC Holdings, Inc. Series B 7.625%,
4/1/11 ......................................    B       $  365   $   365,912

EchoStar DBS Corp. 144A 5.75%,
10/1/08(b) ..................................    Ba         360       362,250

Lenfest Communications, Inc. 10.50%,
6/15/06 .....................................    Ba         231       274,601

Liberty Media Corp. 2.64%, 9/17/06(c) .......   Baa         415       412,804
Liberty Media Corp. 3.50%, 9/25/06 ..........   Baa         540       538,243

TCI Communications Financing III 9.65%,
3/31/27 .....................................    Ba         270       320,288

Turner Broadcasting System, Inc. 8.40%,
2/1/24 ......................................   Baa         207       218,932
                                                                  -----------
                                                                    4,232,853
                                                                  -----------
BUILDING PRODUCTS--0.5%
American Standard, Inc. 7.625%, 2/15/10 .....    Ba         328       367,360

CASINOS & GAMING--0.8%
Boyd Gaming Corp. 7.75%, 12/15/12 ...........    B          157       162,888

Park Place Entertainment Corp. 7.875%,
12/15/05 ....................................    Ba         360       382,950
                                                                  -----------
                                                                      545,838
                                                                  -----------
CONSUMER FINANCE--2.7%
American General Finance Corp. Series H
4.50%, 11/15/07 .............................    A          272       286,157

General Electric Capital Corp. Series A
2.85%, 1/30/06 ..............................   Aaa         345       351,924

General Motors Acceptance Corp. 6.125%,
8/28/07 .....................................    A          311       328,810

Household Finance Corp. 7.875%, 3/1/07 ......    A           87       101,096

John Deere Capital Corp. Series D 4.125%,
7/15/05 .....................................    A           25        26,034

MBNA America Bank NA 5.375%, 1/15/08 ........   Baa         479       515,224
MBNA Corp. 5%, 6/15/15 ......................   Baa         335       323,756
                                                                  -----------
                                                                    1,933,001
                                                                  -----------
ELECTRIC UTILITIES--1.7%
Alabama Power Co. 5.70%, 2/15/33 ............    A          315       314,084

Consolidated Edison Co. of New York
5.875%, 4/1/33 ..............................    A          135       138,159

Progress Energy, Inc. 6.75%, 3/1/06 .........   Baa         376       412,608

Southern California Edison Co. 144A 8%,
2/15/07(b) ..................................    Ba         330       370,425
                                                                  -----------
                                                                    1,235,276
                                                                  -----------


                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                               MOODY'S     PAR
                                               RATING     VALUE
                                            (Unaudited)   (000)      VALUE
                                            -----------  -------  -----------
ENVIRONMENTAL SERVICES--1.1%
Waste Management, Inc. 6.50%,
11/15/08(e) .................................   Baa      $  713   $   796,288

FOOD RETAIL--0.3%
Kroger Co. 8%, 9/15/29(e) ...................   Baa         200       245,546

FOREST PRODUCTS--0.4%
Weyerhaeuser Co. 6.875%, 12/15/33 ...........   Baa         245       259,077

GAS UTILITIES--1.0%
NiSource Finance Corp. 7.625%,
11/15/05(e) .................................   Baa         661       730,966

GENERAL MERCHANDISE STORES--0.6%
Target Corp. 7%, 7/15/31 ....................    A          375       431,777

HEALTH CARE FACILITIES--0.4%
HCA, Inc. 6.75%, 7/15/13 ....................    Ba         245       257,782

HOMEBUILDING--2.8%
D.R. Horton, Inc. 7.50%, 12/1/07 ............    Ba         513       553,399
KB Home 7.75%, 2/1/10 .......................    Ba         445       471,700
NVR, Inc. 5%, 6/15/10 .......................    Ba         239       230,635
Ryland Group 5.375%, 6/1/08 .................    Ba         305       308,431
Toll Corp. 7.75%, 9/15/07 ...................    Ba          65        67,031
Toll Corp. 8%, 5/1/09 .......................    Ba         350       369,250
                                                                  -----------
                                                                    2,000,446
                                                                  -----------
HOTELS, RESORTS & CRUISE LINES--0.7%
Hilton Hotels Corp. 7.625%, 12/1/12 .........    Ba         294       322,665
Royal Caribbean Cruises Ltd. 8%, 5/15/10 ....    Ba          30        31,800

Royal Caribbean Cruises Ltd. 8.75%,
2/2/11 ......................................    Ba         130       142,350

Royal Caribbean Cruises Ltd. 7.25%,
3/15/18 .....................................    Ba          22        20,460
                                                                  -----------
                                                                      517,275
                                                                  -----------
HOUSEHOLD APPLIANCES--0.1%
Applica, Inc. 10%, 7/31/08 ..................    B           48        50,520

HOUSEWARES & SPECIALTIES--0.5%
American Greetings Corp. Class A 6.10%,
8/1/28 ......................................    Ba         389       395,808

INTEGRATED OIL & GAS--0.9%
ConocoPhillips 3.625%, 10/15/07(e) ..........    A          630       641,486

INTEGRATED TELECOMMUNICATION SERVICES--4.1%
Citizens Communications 8.50%, 5/15/06 ......   Baa         483       554,270
Sprint Capital Corp. 8.75%, 3/15/32(e) ......   Baa         905     1,075,351

Verizon Global Funding Corp. 7.75%,
12/1/30 .....................................    A        1,087     1,305,711
                                                                  -----------
                                                                    2,935,332
                                                                  -----------


                                               MOODY'S     PAR
                                               RATING     VALUE
                                            (Unaudited)   (000)      VALUE
                                            -----------  -------  -----------
INVESTMENT BANKING & BROKERAGE--1.9%
Bear Stearns Co., Inc. 3%, 3/30/06(e) .......    A       $  735   $   751,920

Goldman Sachs Group, Inc. 6.125%,
2/15/33 .....................................    Aa         440       447,048

Lehman Brothers Holdings, Inc. 4%,
1/22/08 .....................................    A          142       146,192

Morgan Stanley 3.625%, 4/1/08 ...............    Aa          41        41,381
                                                                  -----------
                                                                    1,386,541
                                                                  -----------
METAL & GLASS CONTAINERS--1.2%
Ball Corp. 6.875%, 12/15/12 .................    Ba         306       317,092

Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09 .............................    B          298       318,860

Owens-Illinois, Inc.  7.15%, 5/15/05 ........    B          209       214,748
                                                                  -----------
                                                                      850,700
                                                                  -----------
MOVIES & ENTERTAINMENT--0.7%
Time Warner, Inc. 9.125%, 1/15/13 ...........   Baa         424       538,782

OIL & GAS EXPLORATION & PRODUCTION--0.2%
XTO Energy, Inc. 6.25%, 4/15/13 .............    Ba         160       166,400

PACKAGED FOODS & MEATS--2.4%
ConAgra Foods, Inc. 7.50%, 9/15/05(e) .......   Baa         715       789,247
Dean Foods Co. 8.15%, 8/1/07(e) .............    Ba         443       483,424
Kraft Foods, Inc. 4%, 10/1/08 ...............    A          445       449,183
                                                                  -----------
                                                                    1,721,854
                                                                  -----------
PROPERTY & CASUALTY INSURANCE--0.2%
Fund American Cos., Inc. 5.875%, 5/15/13 ....   Baa         170       172,986

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
LNR Property Corp. 144A 7.625%,
7/15/13(b) ..................................    Ba         235       243,225

REGIONAL BANKS--0.5%
Colonial Bank 9.375%, 6/1/11 ................    Ba         338       394,224

REITS--0.3%
Archstone-Smith Trust 7.90%, 2/15/16 ........   Baa         191       232,939

RESTAURANTS--1.2%
Yum! Brands, Inc. 7.70%, 7/1/12(e) ..........    Ba         748       832,150

THRIFTS & MORTGAGE FINANCE--2.1%
Golden West Financial Corp. 4.75%,
10/1/12 .....................................    A          513       523,912

Sovereign Bank  Class A-1 144A 10.20%,
6/30/05(b)(e) ...............................   Baa         942     1,019,762
                                                                  -----------
                                                                    1,543,674
                                                                  -----------

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                               MOODY'S     PAR
                                               RATING     VALUE
                                            (Unaudited)   (000)      VALUE
                                            -----------  -------  -----------
TOBACCO--0.4%
Altria Group, Inc. 7.20%, 2/1/07 ............   Baa      $  175   $   187,665
DIMON, Inc. Series B 9.625%, 10/15/11 .......    Ba         120       134,100
                                                                  -----------
                                                                      321,765
                                                                  -----------
TRUCKING--1.0%
Avis Group Holdings, Inc. 11%, 5/1/09 .......   Baa         169       187,590
Hertz Corp. 4.70%, 10/2/06 ..................   Baa         515       517,384
                                                                  -----------
                                                                      704,974
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $28,142,866)                                      29,594,466
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.0%

MEXICO--1.0%
United Mexican States 6.375%, 1/16/13 .......   Baa         351       370,305
United Mexican States 8%, 9/24/22 ...........   Baa         296       326,340
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $639,823)                                            696,645
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--6.4%

CANADA--3.1%
Abitibi-Consolidated, Inc. 8.30%, 8/1/05 ....    Ba         345       365,890
Cascades, Inc. 144A 7.25%, 2/15/13(b) .......    Ba         296       303,400
Corus Entertainment, Inc. 8.75%, 3/1/12 .....    B           82        89,790
IPSCO, Inc. 144A 8.75%, 6/1/13(b) ...........    Ba         206       216,300

Norske Skog Canada Ltd.  Series D
8.625%, 6/15/11 .............................    Ba         180       188,325

Rogers Cablesystems Series B 10%,
3/15/05 .....................................    Ba         270       290,925

Telus Corp. 7.50%, 6/1/07 ...................    Ba           1         1,126
Tembec Industries, Inc. 8.625%, 6/30/09 .....    Ba         190       188,100
Tembec Industries, Inc. 8.50%, 2/1/11 .......    Ba         205       200,900
TransCanada Pipelines Ltd. 4%, 6/15/13 ......    A          470       443,878
                                                                  -----------
                                                                    2,288,634
                                                                  -----------
FRANCE--0.5%
Crown European Holdings SA 144A
9.50%, 3/1/11(b) ............................    B          365       394,200


                                               MOODY'S     PAR
                                               RATING     VALUE
                                            (Unaudited)   (000)      VALUE
                                            -----------  -------  -----------
NETHERLANDS--1.1%
ABN Amro Bank NV 144A 4.65%,
6/4/18(b) ...................................    A       $  240   $   227,727

Deutsche Telekom International Finance BV
8.25%, 6/15/05 ..............................   Baa         495       545,167
                                                                  -----------
                                                                      772,894
                                                                  -----------
UNITED KINGDOM--1.7%
BP Capital Markets plc 2.625%, 3/15/07 ......    Aa         360       362,154

British Sky Broadcasting Group plc 8.20%,
7/15/09(e) ..................................    Ba         715       849,521
                                                                  -----------
                                                                    1,211,675
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,640,476)                                        4,667,403
-----------------------------------------------------------------------------

CONVERTIBLE BONDS--1.0%

SEMICONDUCTORS--1.0%
Analog Devices, Inc. Cv. 4.75%, 10/1/05 .....   Baa         725       737,687
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $725,308)                                            737,687
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.3%
(IDENTIFIED COST $67,216,219)                                      68,845,066
-----------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--13.3%

FEDERAL AGENCY SECURITIES--13.3%
FHLB Discount Note 0.95%, 10/1/03 ...........             9,600     9,600,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $9,600,000)                                        9,600,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--108.6%
(IDENTIFIED COST $76,816,219)                                      78,445,066(a)

Other assets and liabilities, net--(8.6)%                          (6,243,698)
                                                                  -----------
NET ASSETS--100.0%                                                $72,201,368
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,841,726 and gross depreciation of $233,860 for federal income tax purposes. At September 30, 2003, the aggregate cost of securities for federal income tax purposes was $76,837,200.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to a value of $3,137,289 or 4.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) As rated by Standard & Poor's or Fitch.
(e) All or a portion segregated as collateral for delayed delivery contracts.
(f) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003

ASSETS
Investment securities at value
   (Identified cost $76,816,219)                                    $78,445,066
Cash                                                                     63,667
Receivables
   Investment securities sold                                         2,719,981
   Interest                                                             661,043
   Fund shares sold                                                      47,220
Prepaid expenses                                                          1,708
                                                                    -----------
     Total assets                                                    81,938,685
                                                                    -----------
LIABILITIES
Payables
   Investment securities purchased                                    9,590,631
   Fund shares repurchased                                               33,401
   Transfer agent fee                                                    18,013
   Distribution and service fees                                         16,520
   Investment advisory fee                                               15,518
   Financial agent fee                                                    6,972
   Trustees' fee                                                            878
   Payable to adviser                                                        77
Accrued expenses                                                         55,307
                                                                    -----------
     Total liabilities                                                9,737,317
                                                                    -----------
NET ASSETS                                                          $72,201,368
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $69,937,584
Undistributed net investment income                                     431,853
Accumulated net realized gain                                           203,084
Net unrealized appreciation                                           1,628,847
                                                                    -----------
NET ASSETS                                                          $72,201,368
                                                                    ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $35,966,391)                   3,337,408
Net asset value and offering price per share                             $10.78

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $21,263,023)                   1,990,406
Net asset value per share                                                $10.68
Offering price per share $10.68/(1-4.75%)                                $11.21

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $10,218,398)                     972,808
Net asset value and offering price per share                             $10.50

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $4,753,556)                      451,779
Net asset value and offering price per share                             $10.52


                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 2003


INVESTMENT INCOME
Interest                                                             $3,586,424
                                                                     ----------
     Total investment income                                          3,586,424
                                                                     ----------
EXPENSES
Investment advisory fee                                                 373,661
Service fees, Class A                                                    53,609
Distribution and service fees, Class B                                  108,379
Distribution and service fees, Class C                                   50,673
Financial agent fee                                                      88,867
Transfer agent                                                           96,610
Professional                                                             42,514
Registration                                                             42,248
Custodian                                                                27,330
Printing                                                                 16,399
Trustees                                                                 11,086
Miscellaneous                                                            20,519
                                                                     ----------
     Total expenses                                                     931,895
     Less expenses borne by investment adviser                          (60,889)
     Custodian fees paid indirectly                                        (570)
                                                                     ----------
     Net expenses                                                       870,436
                                                                     ----------
NET INVESTMENT INCOME                                                 2,715,988
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       2,948,318
Net change in unrealized appreciation (depreciation) on
   investments                                                          166,483
                                                                     ----------
NET GAIN ON INVESTMENTS                                               3,114,801
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $5,830,789
                                                                     ==========

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                           Year Ended    Year Ended
                                                                                                            9/30/03       9/30/02
                                                                                                          -----------   -----------
FROM OPERATIONS
   Net investment income (loss)                                                                           $ 2,715,988   $ 3,519,396
   Net realized gain (loss)                                                                                 2,948,318      (781,445)
   Net change in unrealized appreciation (depreciation)                                                       166,483     1,729,657
                                                                                                          -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                              5,830,789     4,467,608
                                                                                                          -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                                          (1,492,195)   (2,299,950)
   Net investment income, Class A                                                                            (778,490)     (840,732)
   Net investment income, Class B                                                                            (318,986)     (374,903)
   Net investment income, Class C                                                                            (149,071)     (186,987)
   Net realized short-term gains, Class X                                                                    (217,767)     (726,361)
   Net realized short-term gains, Class A                                                                    (132,351)     (276,722)
   Net realized short-term gains, Class B                                                                     (68,404)     (134,769)
   Net realized short-term gains, Class C                                                                     (31,478)      (67,218)
                                                                                                          -----------   -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                               (3,188,742)   (4,907,642)
                                                                                                          -----------   -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (931,093 and 875,484 shares, respectively)                                 9,890,760     8,953,585
   Net asset value of shares issued from reinvestment of distributions
     (149,298 and 286,441 shares, respectively)                                                             1,572,658     2,919,131
   Cost of shares repurchased (2,422,700 and 1,123,032 shares, respectively)                              (25,366,816)  (11,438,951)
                                                                                                          -----------   -----------
Total                                                                                                     (13,903,398)      433,765
                                                                                                          -----------   -----------
CLASS A
   Proceeds from sales of shares (952,708 and 1,068,591 shares, respectively)                               9,955,589    10,885,294
   Net asset value of shares issued from reinvestment of distributions
     (65,813 and 67,268 shares, respectively)                                                                 688,645       680,360
   Cost of shares repurchased (1,080,334 and 566,845 shares, respectively)                                (11,324,986)   (5,743,494)
                                                                                                          -----------   -----------
Total                                                                                                        (680,752)    5,822,160
                                                                                                          -----------   -----------
CLASS B
   Proceeds from sales of shares (292,241 and 385,681 shares, respectively)                                 3,004,971     3,867,119
   Net asset value of shares issued from reinvestment of distributions
     (26,320 and 34,119 shares, respectively)                                                                 270,800       340,424
   Cost of shares repurchased (341,941 and 176,399 shares, respectively)                                   (3,536,816)   (1,759,987)
                                                                                                          -----------   -----------
Total                                                                                                        (261,045)    2,447,556
                                                                                                          -----------   -----------
CLASS C
   Proceeds from sales of shares (195,645 and 246,752 shares, respectively)                                 2,009,923     2,471,471
   Net asset value of shares issued from reinvestment of distributions
     (13,767 and 20,043 shares, respectively)                                                                 141,868       200,275
   Cost of shares repurchased (255,505 and 143,299 shares, respectively)                                   (2,625,231)   (1,436,614)
                                                                                                          -----------   -----------
Total                                                                                                        (473,440)    1,235,132
                                                                                                          -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                              (15,318,635)    9,938,613
                                                                                                          -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                                  (12,676,588)    9,498,579

NET ASSETS
   Beginning of period                                                                                     84,877,956    75,379,377
                                                                                                          -----------   -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $431,853 AND $454,609, RESPECTIVELY]   $72,201,368   $84,877,956
                                                                                                          ===========   ===========

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS X
                                                               -----------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                2003         2002(8)      2001        2000          1999
Net asset value, beginning of period                           $10.39       $10.44       $10.16      $10.35        $10.68
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                               0.41         0.48         0.70        0.77          0.69
   Net realized and unrealized gain (loss)                       0.46         0.12         0.26       (0.18)        (0.31)
                                                               ------       ------       ------      ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.87         0.60         0.96        0.59          0.38
                                                               ------       ------       ------      ------        ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                         (0.42)       (0.49)       (0.68)      (0.71)        (0.62)
   Distributions from net realized gains                        (0.06)       (0.16)          --       (0.07)        (0.09)
                                                               ------       ------       ------      ------        ------
     TOTAL DISTRIBUTIONS                                        (0.48)       (0.65)       (0.68)      (0.78)        (0.71)
                                                               ------       ------       ------      ------        ------
Change in net asset value                                        0.39        (0.05)        0.28       (0.19)        (0.33)
                                                               ------       ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD                                 $10.78       $10.39       $10.44      $10.16        $10.35
                                                               ======       ======       ======      ======        ======
Total return                                                     8.57%        5.94%        9.84%       6.17%         3.51%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $35,966      $48,606      $48,448     $39,981       $34,853
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            0.86%(5)     0.82%(6)     0.84%(6)    0.90%(3)(6)   1.06%(3)(5)
   Net investment income                                         3.93%        4.75%        6.79%       7.67%         6.60%
Portfolio turnover                                                244%         410%         170%         74%           95%

                                                                                          CLASS A
                                                               -----------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                2003         2002(8)      2001        2000          1999
Net asset value, beginning of period                           $10.29       $10.37       $10.11      $10.29        $10.68
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                               0.38         0.44         0.67        0.75          0.59
   Net realized and unrealized gain (loss)                       0.45         0.11         0.26       (0.18)        (0.33)
                                                               ------       ------       ------      ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.83         0.55         0.93        0.57          0.26
                                                               ------       ------       ------      ------        ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                         (0.38)       (0.47)       (0.67)      (0.68)        (0.56)
   Distributions from net realized gains                        (0.06)       (0.16)          --       (0.07)        (0.09)
                                                               ------       ------       ------      ------        ------
     TOTAL DISTRIBUTIONS                                        (0.44)       (0.63)       (0.67)      (0.75)        (0.65)
                                                               ------       ------       ------      ------        ------
Change in net asset value                                        0.39        (0.08)        0.26       (0.18)        (0.39)
                                                               ------       ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD                                 $10.68       $10.29       $10.37      $10.11        $10.29
                                                               ======       ======       ======      ======        ======
Total return(2)                                                  8.28%        5.50%        9.54%       5.84%         2.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $21,263      $21,127      $15,376      $7,335        $2,732
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                         1.15%(5)     1.15%(5)     1.15%(7)    1.15%(7)      1.88%(5)
   Net investment income                                         3.65%        4.38%        6.42%       7.60%         5.80%
Portfolio turnover                                                244%         410%         170%         74%           95%

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.13% and 3.41% for the periods ended September 30, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.21%, 1.22%, 1.27%, 1.81% and 4.08% for the periods ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
(5)The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.
(6) For the periods ended September 30, 2002, 2001 and 2000, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 0.83%, 0.85% and 0.91%, respectively.
(7) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.16%.
(8) As required, effective October 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from 4.80% to 4.75% and from 4.44% to 4.38% for Class X and Class A, respectively; to decrease net investment income (loss) per share from 0.49 to 0.48 per share and from 0.45 to 0.44 per share for Class X and Class A, respectively; and, to increase net realized and unrealized gain (loss) from 0.11 to 0.12 per share and from
    0.10 to 0.11 per share for Class X and Class A, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix-Seneca Bond Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS B
                                                               -----------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                2003         2002(7)      2001        2000          1999
Net asset value, beginning of period                           $10.13       $10.25       $10.04      $10.27        $10.67
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                               0.30         0.36         0.57        0.68          0.52
   Net realized and unrealized gain (loss)                       0.44         0.11         0.28       (0.20)        (0.33)
                                                               ------       ------       ------      ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.74         0.47         0.85        0.48          0.19
                                                               ------       ------       ------      ------        ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                         (0.31)       (0.43)       (0.64)      (0.64)        (0.50)
   Distributions from net realized gains                        (0.06)       (0.16)          --       (0.07)        (0.09)
                                                               ------       ------       ------      ------        ------
     TOTAL DISTRIBUTIONS                                        (0.37)       (0.59)       (0.64)      (0.71)        (0.59)
                                                               ------       ------       ------      ------        ------
Change in net asset value                                        0.37        (0.12)        0.21       (0.23)        (0.40)
                                                               ------       ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD                                 $10.50       $10.13       $10.25      $10.04        $10.27
                                                               ======       ======       ======      ======        ======
Total return(2)                                                  7.43%        4.83%        8.67%       5.06%         1.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $10,218      $10,093       $7,713      $3,086        $1,593
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                         1.90%(5)     1.90%(5)     1.90%(6)    1.90%(6)      2.62%(5)
   Net investment income                                         2.91%        3.63%        5.64%       6.83%         5.09%
Portfolio turnover                                                244%         410%         170%         74%           95%

                                                                                          CLASS C
                                                               -----------------------------------------------------------
                                                                                   YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------
                                                                2003         2002(7)      2001        2000          1999
Net asset value, beginning of period                           $10.15       $10.26       $10.06      $10.27        $10.67
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                               0.30         0.36         0.58        0.69          0.49
   Net realized and unrealized gain (loss)                       0.44         0.12         0.26       (0.20)        (0.30)
                                                               ------       ------       ------      ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.74         0.48         0.84        0.49          0.19
                                                               ------       ------       ------      ------        ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                         (0.31)       (0.43)       (0.64)      (0.63)        (0.50)
   Distributions from net realized gains                        (0.06)       (0.16)          --       (0.07)        (0.09)
                                                               ------       ------       ------      ------        ------
     TOTAL DISTRIBUTIONS                                        (0.37)       (0.59)       (0.64)      (0.70)        (0.59)
                                                               ------       ------       ------      ------        ------
Change in net asset value                                        0.37        (0.11)        0.20       (0.21)        (0.40)
                                                               ------       ------       ------      ------        ------
NET ASSET VALUE, END OF PERIOD                                 $10.52       $10.15       $10.26      $10.06        $10.27
                                                               ======       ======       ======      ======        ======
Total return(2)                                                  7.42%        4.83%        8.65%       5.12%         1.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $4,754       $5,052       $3,842      $1,957          $444
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                         1.90%(5)     1.90%(5)     1.90%(6)    1.90%(6)      2.91%(5)
   Net investment income                                         2.91%        3.63%        5.69%       6.88%         4.71%
Portfolio turnover                                                244%         410%         170%         74%           95%

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10%, 2.16%, 2.35%, 3.08% and 5.67% for the periods ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.41%, 2.50%, 2.78%, 4.08% and 9.50% for the periods ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
(5) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.
(6) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.91%.
(7) As required, effective October 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from 3.69% to 3.63% for Class B and Class C; to decrease net investment income (loss) per share from 0.37 to
    0.36 per share for Class B and Class C; and, to increase net realized and unrealized gain (loss) from 0.10 to 0.11 per share and from 0.11 to 0.12 per share for Class B and Class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-SENECA MID-CAP "EDGE"SM FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, GAIL SENECA, PH.D., RICK LITTLE, CFA AND RON JACKS, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Seneca Mid-Cap "EDGE"SM Fund seeks capital appreciation.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003?

A: For the 12 months ended September 30, 2003, Class X shares rose 18.94%, Class A shares gained 18.69%, Class B shares were up 17.74%, and Class C shares were up 17.83%. For the same period, the Russell Midcap Growth Index 1 rose 38.89%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT FACTORS AFFECTED PERFORMANCE?

A: Stocks have come a long way since the depths of a year ago, and Seneca's portfolios have participated. The rally will continue, in our view, because corporate profits are now growing at double-digit rates. Years of cost cutting, balance sheet repair and a revival of business spending are boosting corporate cash flow and profits. This year's rally correctly reflects the profit revival.

      Our concerns center on the quality of the rally. This year's stock market winners have been the lowest quality, most speculative stocks. Companies that started the year with the lowest stock prices, less than $5 per share, have far outpaced others. Small companies without current earnings have gained over 50%. Returns on the smallest capitalization companies, the "microcaps," have outpaced all others. The lowest "quality" companies, as measured by S&P ratings, have massively exceeded the returns on the highest quality companies. Despite the consternation about earnings quality and transparency, this year's rally has rewarded companies who have chosen not to expense options, and punished those who pay dividends or have historically high returns on equity.

      The sprint in the low quality companies has occurred amidst a broad move upward for most stocks. Unlike other bear market rallies, when low quality stocks benefited solely from short covering, this year's rally clearly has sturdier legs. But the persistent outperformance of low quality, tiny companies without earnings has endured for a long stretch of time, fully twelve months. This speculative activity should not persist in a market of serious investors.

Q: WHAT SECTORS OR STOCKS HELPED OR DETRACTED FROM PERFORMANCE?

A: Health Care holdings in the Fund have been the largest contributors to relative performance over the last twelve months. During the period, the Fund was slightly underweight in the sector relative to the Russell Midcap Growth Index and two of the top ten contributors for the period were Health Care concerns. Holdings within the Consumer Discretionary sector were the largest detractors from relative performance during the period. The Fund was slightly overweight in the sector and achieved positive returns but relative performance of the Fund's holdings was not as strong as that of the Index. The Telecommunication Service and Utilities


1 THE RUSSELL MIDCAP GROWTH INDEX MEASURES MID-CAPITALIZATION, GROWTH-ORIENTED
  STOCK TOTAL-RETURN PERFORMANCE. THE INDEX IS UNMANAGED, DOES NOT REFLECT MANAGEMENT FEES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

sectors were up significantly for the period, but because of their weak earnings fundamentals the Fund had no exposure to those sectors.

Q: WHAT WOULD YOU ADVISE INVESTORS TODAY?

A: As fundamentally based investors, we have not chased the low quality, speculative names which have dominated during the bear market rallies and for the last full year. We have generated double-digit returns in portfolios comprised of high quality companies.

      Measures of our portfolios' earnings quality rank well above those of the market indexes. Over almost fifteen years, our high quality approach has produced strong returns, in excess of the market averages.

      In these last few years, in the aftermath of the economic and market "bubble," speculation has been more profitable than investment discipline. The two most recent quarters were the first time the market realized consecutive quarterly positive returns since early 1999. Shorting stocks aggressively through the downturns, and then buying the lowest priced issues during the occasional market rallies has worked best for over three years. As the economy gains traction and corporate profit growth returns to long term trends, investing rather than speculation will perform more reliably. In the interim, we hope our clients, who value quality and sound investment discipline, will resist the lure of speculation. In a world of tough global competition and historic single-digit growth, we'd rather invest in the highest quality companies, rather than speculate with the lowest.

                                                                    OCTOBER 2003

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS 1                                     PERIOD ENDING 9/30/03
--------------------------------------------------------------------------------

                                                           INCEPTION   INCEPTION
                                         1 YEAR   5 YEARS  TO 9/30/03    DATE
                                         ------   -------  ----------  ---------
       Class X Shares at NAV 2            18.94%    6.16%     10.67%     3/8/96

       Class A Shares at NAV 2            18.69     5.82      10.30      3/8/96
       Class A Shares at POP 3            11.87     4.57       9.44      3/8/96

       Class B Shares at NAV 2            17.74     4.94       0.36      7/1/98
       Class B Shares with CDSC 4         13.74     4.94       0.36      7/1/98

       Class C Shares at NAV 2            17.83     4.97       0.37      7/1/98
       Class C Shares with CDSC 4         17.83     4.97       0.37      7/1/98

       Russell Midcap Growth Index 8      38.89     4.49     Note 5      Note 5

       S&P 500(R) Index 9                 24.43     1.00     Note 6      Note 6


--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 9/30
--------------------------------------------------------------------------------
7 This Growth of $10,000 chart assumes an initial  investment of $10,000 made on
  3/8/96 (inception of the Fund) in Class X and A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.


                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         Phoenix-Seneca Mid-Cap "EDGE"SM    Phoenix-Seneca Mid-Cap "EDGE"SM
               Fund Class X at NAV 7              Fund Class A at POP 7         Russell Midcap Growth Index 8   S&P 500(R) Index 9
3/8/96              $10,000.00                          $9,425.00                     $10,000.00                    $10,000.00
9/30/96             $14,970.00                         $14,071.53                     $11,010.38                    $10,991.59
9/30/97             $16,675.62                         $15,653.94                     $14,274.04                    $15,461.54
9/30/98             $15,972.25                         $14,911.85                     $12,936.58                    $16,876.33
9/30/99             $21,245.94                         $19,724.19                     $17,747.91                    $21,556.16
9/30/00             $40,751.35                         $37,732.60                     $28,462.78                    $24,437.54
9/30/01             $22,720.38                         $20,970.17                     $13,728.30                    $17,928.61
9/30/02             $18,103.95                         $16,669.99                     $11,600.50                    $14,256.72
9/30/03             $21,533.71                         $19,786.26                     $16,112.24                    $17,739.39

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        9/30/03
--------------------------------------------------------------------------------
As a percentage of equity holdings

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     Information Technology                  33%
                     Consumer Discretionary                  25
                     Health-Care                             22
                     Industrials                              8
                     Financials                               7
                     Energy                                   3
                     Consumer Staples                         2


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 Index performance is 6.51% for Class X and Class A (since 3/8/96) and 0.56% for Class B and Class C (since 7/1/98).

6 Index performance is 7.87% for Class X and Class A (since 3/8/96) and (1.26)% for Class B and Class C (since 7/1/98).

7 This chart  illustrates NAV returns on Class X shares and POP returns on Class
  A shares. Returns on Class B and Class C shares will vary due to differing sales charges, fees and inception dates.

8 The Russell Midcap Growth Index is an unmanaged, commonly used measure of total return performance of mid-capitalization growth-oriented stocks. The index's performance does not reflect management fees and sales charges.

9 The S&P 500(R) Index is a measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect management fees and sales charges.

  All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AT SEPTEMBER 30, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

 1. New York Community Bancorp, Inc.          3.6%
 2. Chiron Corp.                              3.4%
 3. Fiserv, Inc.                              3.3%
 4. Dollar Tree Stores, Inc.                  3.2%
 5. Network Appliance, Inc.                   3.2%
 6. Barr Laboratories, Inc.                   3.2%
 7. Sanmina-SCI Corp.                         3.1%
 8. Gilead Sciences, Inc.                     3.1%
 9. IVAX Corp.                                3.0%
10. Williams-Sonoma, Inc.                     3.0%
--------------------------------------------------------------------------------

                        INVESTMENTS AT SEPTEMBER 30, 2003

                                                       SHARES        VALUE
                                                      --------   ------------
COMMON STOCKS--87.5%

APPAREL RETAIL--2.4%
TJX Cos., Inc. (The) .............................     172,240   $  3,344,901

BIOTECHNOLOGY--9.4%
Chiron Corp.(b) ..................................      89,506      4,626,565
Gilead Sciences, Inc.(b) .........................      75,470      4,221,037
MedImmune, Inc.(b) ...............................     125,110      4,129,881
                                                                 ------------
                                                                   12,977,483
                                                                 ------------
COMMUNICATIONS EQUIPMENT--2.1%
Corning, Inc.(b) .................................     304,860      2,871,781

COMPUTER & ELECTRONICS RETAIL--1.8%
Circuit City Stores, Inc. ........................     263,150      2,507,819

COMPUTER STORAGE & PERIPHERALS--3.2%
Network Appliance, Inc.(b) .......................     212,430      4,361,188

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.3%
PACCAR, Inc. .....................................      42,800      3,196,732

CONSUMER FINANCE--2.5%
Providian Financial Corp.(b) .....................     294,700      3,474,513

DATA PROCESSING & OUTSOURCED SERVICES--3.3%
Fiserv, Inc.(b) ..................................     126,820      4,594,689

ELECTRONIC MANUFACTURING SERVICES--5.6%
Jabil Circuit, Inc.(b) ...........................     132,710      3,457,096
Sanmina-SCI Corp.(b) .............................     441,639      4,283,898
                                                                 ------------
                                                                    7,740,994
                                                                 ------------
EMPLOYMENT SERVICES--1.7%
Monster Worldwide, Inc.(b) .......................      92,080      2,318,574

GENERAL MERCHANDISE STORES--3.2%
Dollar Tree Stores, Inc.(b) ......................     132,510      4,439,085

HEALTH CARE EQUIPMENT--2.1%
Zimmer Holdings, Inc. ............................      52,300      2,881,730

HEALTH CARE FACILITIES--1.5%
Manor Care, Inc. .................................      67,300      2,019,000


                                                       SHARES        VALUE
                                                      --------   ------------
HOME FURNISHINGS--2.0%
Mohawk Industries, Inc.(b) .......................      38,560   $  2,750,099

HOTELS, RESORTS & CRUISE LINES--1.6%
Starwood Hotels & Resorts Worldwide, Inc. ........      64,320      2,238,336

INDUSTRIAL MACHINERY--2.9%
Ingersoll-Rand Co. Class A .......................      74,670      3,990,365

INTERNET SOFTWARE & SERVICES--2.3%
VeriSign, Inc.(b) ................................     229,600      3,092,712

LEISURE PRODUCTS--0.5%
Hasbro, Inc. .....................................      34,320        641,098

OIL & GAS EQUIPMENT & SERVICES--2.6%
Cooper Cameron Corp.(b) ..........................      78,270      3,616,857

PHARMACEUTICALS--6.8%
Barr Laboratories, Inc.(b) .......................      63,690      4,344,295
IVAX Corp.(b) ....................................     213,470      4,184,012
Pharmaceutical Resources, Inc.(b) ................      12,530        854,796
                                                                 ------------
                                                                    9,383,103
                                                                 ------------
RESTAURANTS--4.1%
Starbucks Corp.(b) ...............................      96,290      2,773,152
Yum! Brands, Inc.(b) .............................      94,930      2,811,827
                                                                 ------------
                                                                    5,584,979
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--2.5%
KLA-Tencor Corp.(b) ..............................      65,480      3,365,672

SEMICONDUCTORS--2.3%
Altera Corp.(b) ..................................     170,510      3,222,639

SOFT DRINKS--2.2%
Coca-Cola Enterprises, Inc. ......................     157,110      2,994,517

SPECIALTY STORES--7.0%
PETsMART, Inc.(b) ................................     120,320      2,731,264
Staples, Inc.(b) .................................     116,270      2,761,413
Williams-Sonoma, Inc.(b) .........................     153,830      4,150,333
                                                                 ------------
                                                                    9,643,010
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

                                                       SHARES        VALUE
                                                      --------   ------------
SYSTEMS SOFTWARE--4.0%
Adobe Systems, Inc. ..............................      69,420   $  2,725,429
Symantec Corp.(b) ................................      44,550      2,807,541
                                                                 ------------
                                                                    5,532,970
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--2.0%
CDW Corp. ........................................      48,150      2,780,181

THRIFTS & MORTGAGE FINANCE--3.6%
New York Community Bancorp, Inc. .................     157,173      4,952,521
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $115,907,521)                                    120,517,548
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--2.9%

SEMICONDUCTORS--2.9%
Infineon Technologies AG ADR (Germany)(b) ........     309,630      3,991,131
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,106,186)                                        3,991,131
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--90.4%
(IDENTIFIED COST $120,013,707)                                    124,508,679
-----------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                        ------
SHORT-TERM OBLIGATIONS--5.7%

REPURCHASE AGREEMENTS--5.7%
State Street Bank & Trust Co. repurchase
agreement, 0.25% dated 9/30/03 due 10/1/03,
repurchase price $7,816,054 collateralized by
U.S. Treasury Note 3.625%, 3/31/04, market
value $7,972,743 .................................      $7,816   $  7,816,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $7,816,000)                                        7,816,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--96.1%
(IDENTIFIED COST $127,829,707)                                    132,324,679(a)

Other assets and liabilities, net--3.9%                             5,334,685
                                                                 ------------
NET ASSETS--100.0%                                               $137,659,364
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,714,323 and gross depreciation of $4,219,351 for federal income tax purposes. At September 30, 2003, the aggregate cost of securities for federal income tax purposes was $127,829,707.
(b) Non-income producing.


                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003

ASSETS
Investment securities at value
   (Identified cost $127,829,707)                                  $132,324,679
Cash                                                                        283
Receivables
   Investment securities sold                                        10,108,052
   Fund shares sold                                                     241,792
   Dividends and interest                                                13,173
Prepaid expenses                                                          3,222
                                                                   ------------
     Total assets                                                   142,691,201
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    4,509,155
   Fund shares repurchased                                              212,609
   Investment advisory fee                                              106,820
   Transfer agent fee                                                    66,942
   Distribution and service fees                                         63,228
   Financial agent fee                                                   10,200
   Trustees' fee                                                            878
Accrued expenses                                                         62,005
                                                                   ------------
     Total liabilities                                                5,031,837
                                                                   ------------
NET ASSETS                                                         $137,659,364
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $215,892,795
Accumulated net realized loss                                       (82,728,403)
Net unrealized appreciation                                           4,494,972
                                                                   ------------
NET ASSETS                                                         $137,659,364
                                                                   ============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $18,005,103)                   1,210,018
Net asset value and offering price per share                             $14.88

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $63,365,168)                   4,357,336
Net asset value per share                                                $14.54
Offering price per share $14.54/(1-5.75%)                                $15.43

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $24,171,526)                   1,742,118
Net asset value and offering price per share                             $13.87

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $32,117,567)                   2,314,760
Net asset value and offering price per share                             $13.88


                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME
Dividends                                                           $   502,807
Interest                                                                 19,253
                                                                    -----------
     Total investment income                                            522,060
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,076,676
Service fees, Class A                                                   161,320
Distribution and service fees, Class B                                  233,737
Distribution and service fees, Class C                                  319,694
Financial agent fee                                                     127,974
Transfer agent                                                          357,739
Printing                                                                 62,421
Registration                                                             52,511
Professional                                                             40,833
Custodian                                                                16,016
Trustees                                                                 11,086
Miscellaneous                                                            18,342
                                                                    -----------
     Total expenses                                                   2,478,349
     Less expenses borne by investment adviser                         (215,880)
     Custodian fees paid indirectly                                          (3)
                                                                    -----------
     Net expenses                                                     2,262,466
                                                                    -----------
NET INVESTMENT LOSS                                                  (1,740,406)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                      (9,256,160)
Net change in unrealized appreciation (depreciation) on
   investments                                                       33,021,742
                                                                    -----------
NET GAIN ON INVESTMENTS                                              23,765,582
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $22,025,176
                                                                    ===========

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                          Year Ended    Year Ended
                                                                                                           9/30/03       9/30/02
                                                                                                         ------------  ------------
FROM OPERATIONS
   Net investment income (loss)                                                                          $ (1,740,406) $ (2,144,534)
   Net realized gain (loss)                                                                                (9,256,160)  (41,965,558)
   Net change in unrealized appreciation (depreciation)                                                    33,021,742     3,627,837
                                                                                                         ------------  ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                             22,025,176   (40,482,255)
                                                                                                         ------------  ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (567,444 and 245,953 shares, respectively)                                 7,557,348     4,301,629
   Cost of shares repurchased (254,379 and 253,619 shares, respectively)                                   (3,346,680)   (4,129,658)
                                                                                                         ------------  ------------
Total                                                                                                       4,210,668       171,971
                                                                                                         ------------  ------------
CLASS A
   Proceeds from sales of shares (1,673,842 and 3,287,089 shares, respectively)                            22,497,136    55,903,216
   Cost of shares repurchased (2,734,805 and 2,177,539 shares, respectively)                              (36,063,026)  (35,463,581)
                                                                                                         ------------  ------------
Total                                                                                                     (13,565,890)   20,439,635
                                                                                                         ------------  ------------
CLASS B
   Proceeds from sales of shares (251,861 and 720,227 shares, respectively)                                 3,179,186    11,693,404
   Cost of shares repurchased (426,167 and 378,710 shares, respectively)                                   (5,331,313)   (5,666,375)
                                                                                                         ------------  ------------
Total                                                                                                      (2,152,127)    6,027,029
                                                                                                         ------------  ------------
CLASS C
   Proceeds from sales of shares (417,888 and 1,318,694 shares, respectively)                               5,334,001    21,920,511
   Cost of shares repurchased (762,053 and 728,101 shares, respectively)                                   (9,688,751)  (11,582,879)
                                                                                                         ------------  ------------
Total                                                                                                      (4,354,750)   10,337,632
                                                                                                         ------------  ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                              (15,862,099)   36,976,267
                                                                                                         ------------  ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                                    6,163,077    (3,505,988)

NET ASSETS
   Beginning of period                                                                                    131,496,287   135,002,275
                                                                                                         ------------  ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0, RESPECTIVELY]              $137,659,364  $131,496,287
                                                                                                         ============  ============

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS X
                                                               ----------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                               ----------------------------------------------------------------
                                                                2003            2002         2001           2000          1999
Net asset value, beginning of period                           $12.51          $15.70      $ 31.18         $17.78       $13.81
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                              (0.11)          (0.13)       (0.14)         (0.19)       (0.21)
   Net realized and unrealized gain (loss)                       2.48           (3.06)      (12.91)         15.65         4.72
                                                               ------          ------      -------         ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                            2.37           (3.19)      (13.05)         15.46         4.51
                                                               ------          ------      -------         ------       ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains                           --              --        (2.43)         (2.06)       (0.54)
                                                               ------          ------      -------         ------       ------
     TOTAL DISTRIBUTIONS                                           --              --        (2.43)         (2.06)       (0.54)
                                                               ------          ------      -------         ------       ------
Change in net asset value                                        2.37           (3.19)      (15.48)         13.40         3.97
                                                               ------          ------      -------         ------       ------
NET ASSET VALUE, END OF PERIOD                                 $14.88          $12.51      $ 15.70         $31.18       $17.78
                                                               ======          ======      =======         ======       ======
Total return                                                    18.94 %        (20.32)%     (44.25)%        91.81 %      33.02 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $18,005         $11,219      $14,198        $23,016      $10,640

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            1.15 %(3)(5)    1.15 %(3)    1.15 %(3)(5)   1.27 %(3)    1.96 %
   Net investment income (loss)                                 (0.77)%         (0.75)%      (0.61)%        (0.72)%      (1.27)%
Portfolio turnover                                                164 %           135 %         96 %          124 %        192 %

                                                                                               CLASS A
                                                               -----------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------------
                                                                2003            2002         2001           2000          1999
Net asset value, beginning of period                           $12.25          $15.41      $ 30.75         $17.60       $13.75
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                              (0.13)          (0.16)       (0.19)         (0.24)       (0.31)
   Net realized and unrealized gain (loss)                       2.42           (3.00)      (12.72)         15.45         4.70
                                                               ------          ------      -------         ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                            2.29           (3.16)      (12.91)         15.21         4.39
                                                               ------          ------      -------         ------       ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains                           --              --        (2.43)         (2.06)       (0.54)
                                                               ------          ------      -------         ------       ------
     TOTAL DISTRIBUTIONS                                           --              --        (2.43)         (2.06)       (0.54)
                                                               ------          ------      -------         ------       ------
Change in net asset value                                        2.29           (3.16)      (15.34)         13.15         3.85
                                                               ------          ------      -------         ------       ------
NET ASSET VALUE, END OF PERIOD                                 $14.54          $12.25      $ 15.41         $30.75       $17.60
                                                               ======          ======      =======         ======       ======
Total return(2)                                                 18.69 %        (20.51)%     (44.42)%        91.30 %      32.27 %


RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $63,365         $66,384      $66,411        $50,150       $6,457

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            1.40 %(4)(5)    1.40 %(4)    1.40 %(4)(5)   1.47 %(4)    2.51 %
   Net investment income (loss)                                 (1.01)%         (0.99)%      (0.86)%        (0.91)%      (1.81)%
Portfolio turnover                                                164 %           135 %         96 %          124 %        192 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.24%, 1.24%, 1.22% and 1.43% for the periods ended September 30, 2003, 2002, 2001 and 2000, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.55%, 1.46%, 1.40% and 1.59% for the periods ended September 30, 2003, 2002, 2001 and 2000, respectively.
(5) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Seneca Mid-Cap "EDGE"SM Fund

                                                     FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS B
                                                               -----------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------------
                                                                2003            2002         2001           2000          1999
Net asset value, beginning of period                           $11.78          $14.93      $ 30.09         $17.41       $13.73
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                              (0.23)          (0.28)       (0.34)         (0.45)       (0.47)
   Net realized and unrealized gain (loss)                       2.32           (2.87)      (12.39)         15.19         4.69
                                                               ------          ------      -------         ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                            2.09           (3.15)      (12.73)         14.74         4.22
                                                               ------          ------      -------         ------       ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains                           --              --        (2.43)         (2.06)       (0.54)
                                                               ------          ------      -------         ------       ------
     TOTAL DISTRIBUTIONS                                           --              --        (2.43)         (2.06)       (0.54)
                                                               ------          ------      -------         ------       ------
Change in net asset value                                        2.09           (3.15)      (15.16)         12.68         3.68
                                                               ------          ------      -------         ------       ------
NET ASSET VALUE, END OF PERIOD                                 $13.87          $11.78      $ 14.93         $30.09       $17.41
                                                               ======          ======      =======         ======       ======
Total return(2)                                                 17.74 %        (21.10)%     (44.83)%        89.49 %      31.05 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $24,172         $22,577      $23,519        $15,879       $1,676

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                         2.15 %(5)       2.15 %       2.15 %(5)      2.29 %       3.45 %
   Net investment income (loss)                                 (1.76)%         (1.74)%      (1.61)%        (1.73)%      (2.78)%
Portfolio turnover                                                164 %           135 %         96 %          124 %        192 %

                                                                                               CLASS C
                                                               -----------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                               -----------------------------------------------------------------
                                                                2003            2002         2001           2000          1999
Net asset value, beginning of period                           $11.78          $14.93      $ 30.08         $17.40       $13.72
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                              (0.22)          (0.28)       (0.34)         (0.45)       (0.47)
   Net realized and unrealized gain (loss)                       2.32           (2.87)      (12.38)         15.19         4.69
                                                               ------          ------      -------         ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                            2.10           (3.15)      (12.72)         14.74         4.22
                                                               ------          ------      -------         ------       ------
LESS DISTRIBUTIONS:
   Distributions from net realized gains                           --              --        (2.43)         (2.06)       (0.54)
                                                               ------          ------      -------         ------       ------
     TOTAL DISTRIBUTIONS                                           --              --        (2.43)         (2.06)       (0.54)
                                                               ------          ------      -------         ------       ------
Change in net asset value                                        2.10           (3.15)      (15.15)         12.68         3.68
                                                               ------          ------      -------         ------       ------
NET ASSET VALUE, END OF PERIOD                                 $13.88          $11.78      $ 14.93         $30.08       $17.40
                                                               ======          ======      =======         ======       ======
Total return(2)                                                 17.83 %        (21.10)%     (44.81)%        89.54 %      31.07 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $32,118         $31,317      $30,874        $18,218         $975

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                         2.15 %(5)       2.15 %       2.15 %(5)      2.25 %       3.45 %
   Net investment income (loss)                                 (1.76)%         (1.74)%      (1.61)%        (1.68)%      (2.78)%
Portfolio turnover                                                164 %           135 %         96 %          124 %        192 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.46%, 2.43%, 2.34%, 2.70% and 6.33% for the periods ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.26%, 2.21%, 2.20%, 2.65% and 9.03% for the periods ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
(5) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA REAL ESTATE SECURITIES FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM LEADER, DAVID SHAPIRO

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Seneca Real Estate Securities Fund seeks high total return from both current income and long-term capital appreciation.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2003?

A: For the 12 months ended September 30, 2003, Class X shares rose 31.60%, Class A shares gained 29.90%, Class B shares were up 28.82%, and Class C shares were up 28.80%. For the same period, the S&P 500(R) Index 1 rose 24.43%, while the Wilshire Real Estate Securities Index 2 returned 26.92%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT FACTORS AFFECTED PERFORMANCE?

A: In the first half of the year the Fund positioned its focus away from traditional property REITs to the mortgage finance sector and achieved superior returns as it significantly outperformed its indices in the first half of the year.

Q: WHAT SECTORS OR STOCKS HELPED OR DETRACTED FROM PERFORMANCE?

A: A significant exposure to the Mortgage REIT sector and the Apartment sector allowed the Fund to produce returns superior to the Fund benchmark. Our lack of exposure to the Hotel sector was detraction from relative performance; however, in our opinion the sector's weak fundamentals have not warranted investment.

Q: WHAT IS YOUR OUTLOOK?

A: The low interest rate environment and further signs of economic recovery are likely to move prices higher for the stock market generally. However, we are cautious relative to real estate stock prices as underlying fundamentals in most sectors, particularly office and hotels, continue to be weak although signs of strengthening exist.

Fund flows into the real estate sector continue strong notwithstanding weak real estate operating fundamentals. We believe the risk/reward scenario in real estate to be driven greatly by the general level of interest rates and will continue to focus our efforts where interest rate levels drive returns, namely mortgage finance, multi-family, industrial and office sectors.

                                                                    OCTOBER 2003


THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE S&P 500(R) INDEX MEASURES TOTAL-RETURN STOCK MARKET PERFORMANCE.
2 THE WILSHIRE REAL ESTATE SECURITIES INDEX MEASURES REAL ESTATE EQUITY MARKET
  TOTAL-RETURN PERFORMANCE. THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix-Seneca Real Estate Securities Fund

--------------------------------------------------------------------------------
ANNUAL TOTAL RETURNS 1                                     PERIOD ENDING 9/30/03
--------------------------------------------------------------------------------

                                                          INCEPTION    INCEPTION
                                        1 YEAR  5 YEARS   TO 9/30/03      DATE
                                        ------  -------   ----------   ---------
        Class X Shares at NAV 2         31.60%   11.56%     10.68%      3/12/96

        Class A Shares at NAV 2         29.90    10.07       9.31       3/12/96
        Class A Shares at POP 3         22.43     8.78       8.46       3/12/96

        Class B Shares at NAV 2         28.82     9.21       6.14       7/1/98
        Class B Shares with CDSC 4      24.82     9.21       6.14       7/1/98

        Class C Shares at NAV 2         28.80     9.22       6.15       7/1/98
        Class C Shares with CDSC 4      28.80     9.22       6.15       7/1/98

        Wilshire Real Estate
        Securities Index 8              26.92    12.26     Note 5       Note 5

        S&P 500(R) Index 9              24.43     1.00     Note 6       Note 6


--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 9/30
--------------------------------------------------------------------------------
7 This Growth of $10,000 chart assumes an initial  investment of $10,000 made on
  3/12/96 (inception of the Fund) in Class X and A shares. The total return for Class X shares reflects no sales charge. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Phoenix-Seneca Real Estate     Phoenix-Seneca Real Estate
                     Securities Fund                Securities Fund           Wilshire Real Estate
                     Class X at NAV 7               Class A at POP 7           Securuties Index 8      S&P 500(R) Index 9
3/12/96                 $10,000.00                    $9,425.00                    $10,000.00             $10,000.00
9/30/96                 $11,261.04                   $10,556.51                    $11,092.92             $10,929.05
9/30/97                 $15,252.30                   $14,202.62                    $15,755.73             $15,373.57
9/30/98                 $12,456.10                   $11,430.18                    $13,115.99             $16,780.32
9/30/99                 $11,626.45                   $10,519.46                    $12,548.04             $21,433.52
9/30/00                 $14,998.16                   $13,401.66                    $15,718.05             $24,298.51
9/30/01                 $16,426.24                   $14,468.99                    $17,219.24             $17,826.61
9/30/02                 $16,356.78                   $14,218.65                    $18,421.50             $14,175.61
9/30/03                 $21,525.99                   $18,469.72                    $23,380.95             $17,638.47

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        9/30/03
--------------------------------------------------------------------------------
As a percentage of real estate holdings

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Apartments                              25%
                Office                                  15
                Diversified                             13
                Home Financing                          10
                Mixed                                   10
                Commercial Financing                    10
                Regional Malls                           7
                Other                                   10


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 Index performance is 11.97% for Class X and Class A (since 3/29/96) and 8.96% for Class B and Class C (since 6/30/98).

6 Index performance is 7.80% for Class X and Class A (since 3/12/96) and (1.26)% for Class B and Class C (since 7/1/98).

7 This chart  illustrates NAV returns on Class X shares and POP returns on Class
  A shares. Returns on Class B and Class C shares will vary due to differing sales charges, fees and inception dates.

8 The Wilshire Real Estate Securities Index is an unmanaged, commonly used measure of real estate equity market total return performance. The index's performance does not reflect management fees and sales charges.

9 The S&P 500(R) Index is a measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect management fees and sales charges.

  All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Seneca Real Estate Securities Fund

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS AT SEPTEMBER 30, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. Redwood Trust, Inc.                       6.6%
 2. iStar Financial, Inc.                     6.5%
 3. Fannie Mae                                5.9%
 4. Simon Property Group, Inc.                5.4%
 5. Newcastle Investment Corp.                5.3%
 6. Glenborough Realty Trust, Inc.
    Series A Cv. Pfd. 7.75%                   5.0%
 7. Freddie Mac                               4.4%
 8. Reckson Associates Realty Corp.
    Series A Cv. Pfd. 7.625%                  4.2%
 9. Masco Corp.                               3.8%
10. Reckson Associates Realty Corp.           3.7%
--------------------------------------------------------------------------------

                        INVESTMENTS AT SEPTEMBER 30, 2003

                                                       SHARES        VALUE
                                                      --------    -----------
COMMON STOCKS--86.6%

REAL ESTATE INVESTMENT TRUSTS--66.7%

DIVERSIFIED--8.3%
Cresent Real Estate Equities Co. .................      30,000    $   435,000
iStar Financial, Inc. ............................      39,450      1,536,578
-----------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                   1,971,578
-----------------------------------------------------------------------------

INDUSTRIAL/OFFICE--10.1%

MIXED--3.7%
Reckson Associates Realty Corp. ..................      38,050        879,335

OFFICE--6.4%
Equity Office Properties Trust ...................      24,445        672,971
Glenborough Realty Trust, Inc. ...................      10,900        205,574
Trizec Properties, Inc. ..........................      50,900        624,034
                                                                  -----------
                                                                    1,502,579
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                             2,381,914
-----------------------------------------------------------------------------

MORTGAGE--15.7%
COMMERCIAL FINANCING--7.5%
Newcastle Investment Corp. .......................      54,100      1,243,759
RAIT Investment Trust ............................       2,500         57,400
Arbor Realty Trust, Inc. Units 144A(b)(c)(d)(f) ..       6,250        470,313
                                                                  -----------
                                                                    1,771,472
                                                                  -----------
HOME FINANCING--8.2%
Novastar Financial, Inc. .........................       6,300        362,061
Redwood Trust, Inc. ..............................      36,900      1,564,560
                                                                  -----------
                                                                    1,926,621
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL MORTGAGE                                                      3,698,093
-----------------------------------------------------------------------------


                                                       SHARES        VALUE
                                                      --------    -----------
RESIDENTIAL--22.8%

APARTMENTS--19.4%
Archstone-Smith Trust ............................      27,546    $   726,663
Avalonbay Communities, Inc. ......................      14,850        694,980
Equity Residential ...............................      24,400        714,432
Essex Property Trust, Inc. .......................      28,950      1,815,455
Post Properties, Inc. ............................      22,900        623,567
                                                                  -----------
                                                                    4,575,097
                                                                  -----------
MANUFACTURED HOMES--3.4%
Manufactured Home Communities, Inc. ..............      20,700        811,026
-----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                   5,386,123
-----------------------------------------------------------------------------

RETAIL--7.1%

REGIONAL MALLS--5.4%
Simon Property Group, Inc. .......................      29,115      1,268,832

SHOPPING CENTERS--1.7%
Kimco Realty Corp. ...............................      10,000        409,700
-----------------------------------------------------------------------------
TOTAL RETAIL                                                        1,678,532
-----------------------------------------------------------------------------

SPECIALTY--2.7%
American Financial Realty Trust ..................      45,000        634,500
-----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $12,705,127)                                      15,750,740
-----------------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--1.8%

DIVERSIFIED--1.8%
Northstar Capital Investment Corp. 144A(b)(c)(d)(e)     35,000        420,000
-----------------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $720,625)                                            420,000
-----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                                       SHARES        VALUE
                                                      --------    -----------
BUILDING PRODUCTS--3.8%
Masco Corp. ......................................      37,000    $   905,760
(Identified cost $930,650)

DIVERSIFIED COMMERCIAL SERVICES--0.3%
Cendant Corp.(b) .................................       4,100         76,629
(Identified cost $46,658)

THRIFTS & MORTGAGE FINANCE--14.0%
Fannie Mae .......................................      20,000      1,404,000
Freddie Mac ......................................      20,000      1,047,000
Washington Mutual, Inc. ..........................      21,500        846,455
                                                                  -----------
(Identified cost $3,395,501)                                        3,297,455
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $17,798,561)                                      20,450,584
-----------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS--9.2%

REAL ESTATE INVESTMENT TRUSTS--9.2%

INDUSTRIAL/OFFICE--9.2%

MIXED--4.2%

Reckson Associates Realty Corp. Series A Cv. Pfd.
7.625% ...........................................      40,000      1,002,000

OFFICE--5.0%

Glenborough Realty Trust, Inc. Series A Cv. Pfd.
7.75% ............................................      49,150      1,178,125
-----------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST $1,837,514)                                        2,180,125
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.8%
(IDENTIFIED COST $19,636,075)                                      22,630,709
-----------------------------------------------------------------------------


                                                        PAR
                                                       VALUE
                                                       (000)         VALUE
                                                      --------    -----------
SHORT-TERM OBLIGATIONS--9.5%

REPURCHASE AGREEMENTS--9.5%
State Street Bank & Trust Co. repurchase
agreement, 0.25%, dated 9/30/03, due 10/1/03,
repurchase price $2,245,016, collateralized by
U.S. Treasury Note 3.625%, 3/31/04, market
value $2,293,318 .................................      $2,245    $ 2,245,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,245,000)                                        2,245,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--105.3%
(IDENTIFIED COST $21,881,075)                                      24,875,709(a)

Other assets and liabilities, net--(5.3)%                          (1,248,274)
                                                                  -----------
NET ASSETS--100.0%                                                $23,627,435
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,973,070 and gross depreciation of $1,035,550 for federal income tax purposes. At September 30, 2003, the aggregate cost of securities for federal income tax purposes was $21,938,189.
(b) Non income-producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to a value of $890,313 or 3.8% of net assets. For acquisition information, see Notes to Financial Statements.
(d) Illiquid. At September 30, 2003, these securities amounted to a value of $890,313 or 3.8% of net assets.
(e) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2003, this security which is included in illiquid securities above, amounted to a value of $420,000 or 1.8% of net assets.
(f) Units entitle holder to shares of stock and warrants.

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2003


ASSETS
Investment securities at value,
   (Identified cost $21,881,075)                                    $24,875,709
Cash                                                                         68
Receivables
   Dividends and interest                                               136,319
   Fund shares sold                                                      19,270
Prepaid expenses                                                            514
                                                                    -----------
     Total assets                                                    25,031,880
                                                                    -----------
LIABILITIES
Payables
   Investment securities purchased                                    1,145,375
   Fund shares repurchased                                              177,576
   Investment advisory fee                                               14,362
   Transfer agent fee                                                    12,595
   Financial agent fee                                                    4,285
   Distribution and service fees                                          2,935
   Trustees' fee                                                            878
Accrued expenses                                                         46,439
                                                                    -----------
     Total liabilities                                                1,404,445
                                                                    -----------
NET ASSETS                                                          $23,627,435
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $20,151,323
Accumulated net realized gain                                           481,478
Net unrealized appreciation                                           2,994,634
                                                                    -----------
NET ASSETS                                                          $23,627,435
                                                                    ===========
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $17,753,559)                   1,163,459
Net asset value and offering price per share                             $15.26

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $2,978,623)                      200,130
Net asset value per share                                                $14.88
Offering price per share $14.88/(1-5.75%)                                $15.79

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $1,117,329)                       75,307
Net asset value and offering price per share                             $14.84

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $1,777,924)                      119,751
Net asset value and offering price per share                             $14.85


                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME
Dividends                                                           $  815,444
Interest                                                                 4,394
                                                                    ----------
     Total investment income                                           819,838
                                                                    ----------
EXPENSES
Investment advisory fee                                                189,026
Service fees, Class A                                                    6,311
Distribution and service fees, Class B                                   9,365
Distribution and service fees, Class C                                  13,523
Financial agent fee                                                     52,477
Transfer agent                                                          80,948
Professional                                                            39,185
Registration                                                            36,140
Printing                                                                12,777
Trustees                                                                11,086
Custodian                                                                8,767
Miscellaneous                                                            9,835
                                                                    ----------
     Total expenses                                                    469,440
     Less expenses borne by investment adviser                         (27,463)
     Custodian fees paid indirectly                                        (33)
                                                                    ----------
     Net expenses                                                      441,944
                                                                    ----------
NET INVESTMENT INCOME                                                  377,894
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      1,879,902
Net realized loss on written options                                  (133,229)
Net change in unrealized appreciation (depreciation) on
   investments                                                       3,864,630
                                                                    ----------
NET GAIN ON INVESTMENTS                                              5,611,303
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,989,197
                                                                    ==========

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                                                                          Year Ended     Year Ended
                                                                                                            9/30/03        9/30/02
                                                                                                          -----------   -----------
FROM OPERATIONS
   Net investment income (loss)                                                                           $   377,894   $   812,174
   Net realized gain (loss)                                                                                 1,746,673     1,276,254
   Net change in unrealized appreciation (depreciation)                                                     3,864,630    (2,150,646)
                                                                                                          -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                              5,989,197       (62,218)
                                                                                                          -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                                            (343,679)     (799,965)
   Net investment income, Class A                                                                             (22,710)      (72,548)
   Net investment income, Class B                                                                              (5,058)      (16,495)
   Net investment income, Class C                                                                              (6,447)      (16,756)
   Net realized short-term gains, Class X                                                                    (370,029)           --
   Net realized short-term gains, Class A                                                                     (49,537)           --
   Net realized short-term gains, Class B                                                                     (12,720)           --
   Net realized short-term gains, Class C                                                                     (19,415)           --
                                                                                                          -----------   -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                                 (829,595)     (905,764)
                                                                                                          -----------   -----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (35,379 and 410,208 shares, respectively)                                    465,027     5,303,637
   Net asset value of shares issued from reinvestment of distributions
     (51,915 and 58,066 shares, respectively)                                                                 691,255       760,765
   Cost of shares repurchased (380,751 and 386,311 shares, respectively)                                   (5,045,694)   (5,169,932)
                                                                                                          -----------   -----------
Total                                                                                                      (3,889,412)      894,470
                                                                                                          -----------   -----------
CLASS A
   Proceeds from sales of shares (216,922 and 177,962 shares, respectively)                                 2,701,734     2,296,733
   Net asset value of shares issued from reinvestment of distributions
     (4,966 and 4,974 shares, respectively)                                                                    64,703        63,526
   Cost of shares repurchased (235,156 and 165,182 shares, respectively)                                   (2,852,530)   (2,124,815)
                                                                                                          -----------   -----------
Total                                                                                                         (86,093)      235,444
                                                                                                          -----------   -----------
CLASS B
   Proceeds from sales of shares (75,743 and 51,904 shares, respectively)                                   1,076,762       674,381
   Net asset value of shares issued from reinvestment of distributions
     (1,275 and 1,246 shares, respectively)                                                                    16,460        15,827
   Cost of shares repurchased (85,797 and 14,145 shares, respectively)                                     (1,178,515)     (178,481)
                                                                                                          -----------   -----------
Total                                                                                                         (85,293)      511,727
                                                                                                          -----------   -----------
CLASS C
   Proceeds from sales of shares (50,351 and 75,376 shares, respectively)                                     665,381       978,001
   Net asset value of shares issued from reinvestment of distributions
     (1,544 and 1,049 shares, respectively)                                                                    20,202        13,281
   Cost of shares repurchased (32,144 and 19,160 shares, respectively)                                       (418,176)     (241,271)
                                                                                                          -----------   -----------
Total                                                                                                         267,407       750,011
                                                                                                          -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                               (3,793,391)    2,391,652
                                                                                                          -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                                    1,366,211     1,423,670

NET ASSETS
   Beginning of period                                                                                     22,261,224    20,837,554
                                                                                                          -----------   -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0, RESPECTIVELY]               $23,627,435   $22,261,224
                                                                                                          ===========   ===========

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS X
                                                               ----------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                               ----------------------------------------------------------------
                                                                2003            2002         2001           2000         1999
Net asset value, beginning of period                           $12.07          $12.62      $11.89          $ 9.69       $11.11
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                               0.27            0.49        0.42            0.34         0.47
   Net realized and unrealized gain (loss)                       3.46           (0.51)       0.69            2.35        (1.20)
                                                               ------          ------      ------          ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                            3.73           (0.02)       1.11            2.69        (0.73)
                                                               ------          ------      ------          ------       ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                         (0.26)          (0.53)      (0.38)          (0.49)       (0.44)
   Distributions from net realized gains                        (0.28)             --          --              --        (0.25)
                                                               ------          ------      ------          ------       ------
     TOTAL DISTRIBUTIONS                                        (0.54)          (0.53)      (0.38)          (0.49)       (0.69)
                                                               ------          ------      ------          ------       ------
Change in net asset value                                        3.19           (0.55)       0.73            2.20        (1.42)
                                                               ------          ------      ------          ------       ------
NET ASSET VALUE, END OF PERIOD                                 $15.26          $12.07      $12.62          $11.89       $ 9.69
                                                               ======          ======      ======          ======       ======
   Total return                                                 31.60%          (0.42)%      9.52%          29.00%       (6.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $17,754         $17,584     $17,349         $16,713      $17,346

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            1.61%(6)        1.55 %(5)   1.59%(4)        1.79%        1.66 %
   Net investment income                                         2.06%           3.73 %      3.49%           3.35%        4.50 %
Portfolio turnover                                                 91%            111 %        40%             65%           5 %

                                                                                               CLASS A
                                                               ----------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                               ----------------------------------------------------------------
                                                                2003            2002         2001           2000         1999
Net asset value, beginning of period                           $11.78          $12.32       $11.67          $ 9.54      $11.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                               0.11            0.32         0.25            0.21        0.32
   Net realized and unrealized gain (loss)                       3.36           (0.51)        0.67            2.30       (1.19)
                                                               ------          ------       ------          ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            3.47           (0.19)        0.92            2.51       (0.87)
                                                               ------          ------       ------          ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                         (0.12)          (0.35)       (0.27)          (0.38)      (0.34)
   Distributions from net realized gains                        (0.25)             --           --              --       (0.25)
                                                               ------          ------       ------          ------      ------
     TOTAL DISTRIBUTIONS                                        (0.37)          (0.35)       (0.27)          (0.38)      (0.59)
                                                               ------          ------       ------          ------      ------
Change in net asset value                                        3.10           (0.54)        0.65            2.13       (1.46)
                                                               ------          ------       ------          ------      ------
NET ASSET VALUE, END OF PERIOD                                 $14.88          $11.78       $12.32          $11.67      $ 9.54
                                                               ======          ======       ======          ======      ======
   Total return(2)                                              29.90%          (1.73)%       7.96%          27.40%      (7.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $2,979          $2,515       $2,410          $1,437        $919

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            2.92%(5)        2.83 %(5)    3.05%(3)(5)     3.05%(3)    3.05 %(3)
   Net investment income                                         0.89%           2.50 %       2.11%           2.11%       3.13 %
Portfolio turnover                                                 91%            111 %         40%             65%          5 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.18%, 4.28% and 4.27% for the periods ended September 30, 2001, 2000 and 1999, respectively.
(4) For the year ended September 30, 2001, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 1.60%.
(5) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratios would not significantly differ.
(6) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fee; if expense offsets were excluded, the ratio would have been 1.62%.

                        See Notes to Financial Statements

Phoenix-Seneca Real Estate Securities Fund

                                                   FINANCIAL HIGHLIGHTS
                          (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS B
                                                               ----------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                               ----------------------------------------------------------------
                                                                2003            2002         2001            2000       1999
Net asset value, beginning of period                           $11.74          $12.28       $11.66          $ 9.55      $11.01
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                              (0.01)           0.20         0.17            0.12        0.29
   Net realized and unrealized gain (loss)                       3.36           (0.50)        0.65            2.31       (1.22)
                                                               ------          ------       ------          ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            3.35           (0.30)        0.82            2.43       (0.93)
                                                               ------          ------       ------          ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                         (0.07)          (0.24)       (0.20)          (0.32)      (0.28)
   Distributions from net realized gains                        (0.18)             --           --              --       (0.25)
                                                               ------          ------       ------          ------      ------
     TOTAL DISTRIBUTIONS                                        (0.25)          (0.24)       (0.20)          (0.32)      (0.53)
                                                               ------          ------       ------          ------      ------
Change in net asset value                                        3.10           (0.54)        0.62            2.11       (1.46)
                                                               ------          ------       ------          ------      ------
NET ASSET VALUE, END OF PERIOD                                 $14.84          $11.74       $12.28          $11.66      $ 9.55
                                                               ======          ======       ======          ======      ======
Total return(2)                                                 28.82 %         (2.63)%       7.21%          26.37%      (8.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $1,117            $987         $554            $287        $197

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                         3.80 %(6)       3.80 %(6)    3.80%(5)        3.80%       3.80 %
   Net investment income                                        (0.09)%          1.59 %       1.43%           1.19%       2.79 %
Portfolio turnover                                                 91 %           111 %         40%             65%          5 %

                                                                                               CLASS C
                                                               ----------------------------------------------------------------
                                                                                      YEAR ENDED SEPTEMBER 30,
                                                               ----------------------------------------------------------------
                                                                2003            2002         2001           2000         1999
Net asset value, beginning of period                           $11.75          $12.28       $11.66          $ 9.55      $11.01
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                              (0.02)           0.21         0.16            0.14        0.29
   Net realized and unrealized gain (loss)                       3.37           (0.50)        0.66            2.29       (1.22)
                                                               ------          ------       ------          ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                            3.35           (0.29)        0.82            2.43       (0.93)
                                                               ------          ------       ------          ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income                         (0.07)          (0.24)       (0.20)          (0.32)      (0.28)
   Distributions from net realized gains                        (0.18)             --           --              --       (0.25)
                                                               ------          ------       ------          ------      ------
     TOTAL DISTRIBUTIONS                                        (0.25)          (0.24)       (0.20)          (0.32)      (0.53)
                                                               ------          ------       ------          ------      ------
Change in net asset value                                        3.10           (0.53)        0.62            2.11       (1.46)
                                                               ------          ------       ------          ------      ------
NET ASSET VALUE, END OF PERIOD                                 $14.85          $11.75       $12.28          $11.66      $ 9.55
                                                               ======          ======       ======          ======      ======
Total return(2)                                                 28.80 %         (2.47)%       7.12%          26.37%      (8.58)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $1,778          $1,175         $525            $329        $200

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                         3.80 %(6)       3.80 %(6)    3.80%(5)        3.80%       3.80 %
   Net investment income                                        (0.18)%          1.63 %       1.38%           1.36%       2.80 %
Portfolio turnover                                                 91 %           111 %         40%             65%          5 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.61%, 6.17%, 9.33%, 15.48% and 18.50% for the periods ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 4.58%, 6.10%, 9.18%, 13.58% and 19.95% for the periods ended September 30, 2003, 2002, 2001, 2000 and 1999, respectively.
(5) For the year ended September 30, 2001, the ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratio would have been 3.81%.
(6) The ratio of operating expenses to average net assets includes the effect of expense offsets for custodian fees; if expense offsets were excluded, the ratios would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003


1. ORGANIZATION

   Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Currently, three Funds are offered for sale (each a "Fund"). The Bond Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. The Mid-Cap "EDGE"SM Fund is diversified and has an investment objective of capital appreciation. The Real Estate Securities Fund is non-diversified and has an investment objective of high total return in both current income and long-term capital appreciation.

   Each Fund offers Class X, Class A, Class B and Class C shares. Class X shares are sold without a sales charge. Class A shares of Bond Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of Mid-Cap "EDGE"SM Fund and Real Estate Securities Fund are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares, except for transfer agent and registration expenses which are unique to each class.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities; revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the Bond Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At September 30, 2003, the total value of these securities represented approximately 7.33% of net assets.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (CONTINUED)


F. OPTIONS:

   Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At September 30, 2003, the Trust had no options outstanding.

G. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

H. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

I. WHEN-ISSUED AND DELAYED TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on when-issued or delayed delivery basis begin earning interest on the settlement date.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                                                      Adviser
                                                                        Fee
                                                                      -------
Bond Fund .........................................................    0.50%
Mid-Cap "EDGE"SM Fund .............................................    0.80%
Real Estate Securities Fund .......................................    0.85%

   The Adviser has voluntarily agreed to reimburse each Fund's operating expenses through January 31, 2004, to the extent that such expenses exceed the following percentages of average annual net assets:

                                         Class X   Class A   Class B   Class C
                                         -------   -------   -------   -------
Bond Fund ..............................  0.90%     1.15%     1.90%     1.90%
Mid-Cap "EDGE"SM Fund ..................  1.15%     1.40%     2.15%     2.15%
Real Estate Securities Fund ............  2.35%     3.05%     3.80%     3.80%

   Seneca Capital Management LLC ("Seneca") is the subadviser to each of the Funds. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners, Ltd. ("PXP"), an indirect, wholly-owned subsidiary of PNX. The Adviser pays the subadviser a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Bond Fund ...............................................................  0.25%
Mid-Cap "EDGE"SM Fund ...................................................  0.40%
Real Estate Securities Fund ............................................. 0.425%

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended September 30, 2003, as follows:

                                       Class A       Class B          Class C
                                     Net Selling     Deferred         Deferred
                                     Commissions   Sales Charges   Sales Charges
                                     -----------   -------------   -------------
Bond Fund .........................    $7,279         $26,360          $1,986
Mid-Cap "EDGE"SM Fund .............     8,410          84,505           6,924
Real Estate Securities Fund .......     1,446           1,621           1,091

   In addition to these amounts, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Bond Fund ..............................................................  $2,856
Mid-Cap "EDGE"SM Fund ..................................................   6,084
Real Estate Securities Fund ............................................     723

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (CONTINUED)


   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class. The Distributor has advised the Trust that the total amount expensed for the period ended September 30, 2003 is as follows:

                                  Distribution   Distribution     Distribution
                                     and/or     and/or Service   and/or Service
                                  Service Fees   Fees Paid to    Fees Paid to
                                   Retained by   Unaffiliated    W.S. Griffith
                                   Distributor   Participants   Securities, Inc.
                                  ------------  --------------  ----------------
Bond Fund .......................   $109,870       $ 98,838          $3,953
Mid-Cap "EDGE"SM Fund ...........    385,022        324,428           5,301
Real Estate Securities Fund .....     18,981          9,473             745

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended September 30, 2003 financial agent fees were $269,318 as reported in the Statement of Operations of which PEPCO received $37,987 per Fund. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended September 30, 2003 transfer agent fees were $535,297 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Bond Fund .....................................................      $    --
Mid-Cap "EDGE"SM Fund .........................................       71,696
Real Estate Securities Fund ...................................           --

   At September 30, 2003, PNX and affiliates and the retirement plans of PNX and affiliates held Phoenix-Seneca Funds shares which aggregated the following:

                                                                     Aggregate
                                                                     Net Asset
                                                         Shares        Value
                                                        --------    ----------
Bond Fund
         Class X ..................................       24,155    $  260,391
         Class A ..................................      220,907     2,359,287
         Class B ..................................       12,497       131,219
         Class C ..................................       12,476       131,248
Mid-Cap "EDGE"SM Fund
         Class B ..................................        7,389       102,485
         Class C ..................................        7,390       102,573
Real Estate Securities Fund
         Class B ..................................        9,171       136,098
         Class C ..................................        9,171       136,189


4. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the period ended September 30, 2003 (excluding U.S. Government and agency securities, short-term securities and options) aggregated the following:

                                                   Purchases            Sales
                                                  ------------      ------------
Bond Fund ......................................  $ 90,165,270      $ 79,310,307
Mid-Cap "EDGE"SM Fund ..........................   210,311,030       233,156,330
Real Estate Securities Fund ....................    18,937,252        23,170,183

   Purchases and sales of long-term U.S. Government and agency securities during the period ended September 30, 2003, aggregated the following:

                                                   Purchases            Sales
                                                  ------------      ------------
Bond Fund ......................................  $86,984,711       $108,208,037

   Written call option activity for the period ended September 30, 2003 aggregated the following:

                                                    Real Estate Securities Fund
                                                   -----------------------------
                                                   Number of          Amount of
                                                    Options           Premiums
                                                   ---------         -----------
Options outstanding at September 30, 2002 ......    $    --           $      --
Options written ................................      4,638             716,345
Options expired ................................       (839)            (59,849)
Options closed .................................     (2,820)           (445,406)
Options exercised ..............................       (979)           (211,090)
                                                    -------           ---------
Options outstanding at September 30, 2003 ......         --                  --
                                                    =======           =========

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.

6. OTHER

   As of September 30, 2003, certain Funds had a single shareholder and omnibus shareholder accounts (which are each comprised of several individual shareholders), which individually amounted to more

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (CONTINUED)


than 10% of the total shares outstanding as detailed below. The accounts are not affiliated with PNX.

                                                    Number of       % of Shares
                                                    Accounts        Outstanding
                                               ------------------  ------------
Mid-Cap "EDGE"SM Fund ......................   2 Omnibus Accounts      25.9%
Real Estate Securities Fund ................   1 Account               49.7%

7. RESTRICTED SECURITIES
                                            Acquisition Date   Acquisition Cost
                                            ----------------   ----------------
Arbor Realty Trust, Inc. Units ...........       6/26/03           $468,750
NorthStar Capital Investment Corp.
   Shares 20,000 .........................      12/17/97            400,000
   Shares 15,000 .........................       3/24/98            320,625

   The Real Estate Securities Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. FEDERAL INCOME TAX INFORMATION

   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                        Expiration Year
                             ------------------------------------
Fund                           2009        2010           2011         Total
----                         --------   -----------   -----------   -----------
Mid-Cap "EDGE"SM Fund .....  $709,370   $42,302,856   $39,716,177   $82,728,403

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

   For the period ended September 30, 2003, the following Funds utilized losses deferred in the prior year against current year capital gains as follows:

Bond Fund ..........................................................  $1,767,986
Real Estate Securities Fund ........................................     727,379

   Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended September 30, 2003, the Bond Fund and the Mid-Cap "EDGE"SM Fund recognized $527,248 and $30,350,458, respectively of post-October capital losses.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                  Undistributed      Long-Term
                                                 Ordinary Income   Capital Gains
                                                 ---------------   -------------
Bond Fund ....................................       $655,918        $     --
Mid-Cap "EDGE"SM Fund ........................             --              --
Real Estate Securities Fund ..................        163,486         375,110

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset values of the Fund. As of September 30, 2003, the following Funds recorded reclassifications to increase (decrease) the accounts listed below:

                                   Capital
                                   Paid in
                                  on Shares      Undistributed       Accumulated
                                of Beneficial    Net Investment     Net Realized
                                   Interest      Income (Loss)       Gain (Loss)
                                -------------    --------------     ------------
Bond Fund ....................   $        2        $       (2)           $--
Mid-Cap "EDGE"SM Fund ........   (1,740,405)        1,740,406             (1)

10. SUBSEQUENT EVENT

   Effective December 3, 2003, Phoenix-Seneca Real Estate Securities Fund will change its name to Phoenix-Seneca Equity Income Fund. The Board of Trustees of the Phoenix-Seneca Funds has approved this name change to coincide with a modification of this Fund's non-fundamental investment strategies.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

   For Federal income tax purposes, 15% of the current year net income earned dividends paid by the Real Estate Securities Fund will qualify for the dividends received deduction for corporate shareholders when paid.

   Effective for the calendar year 2003, qualified dividends will be taxed at a lower rate for individual shareholders. 12% of the ordinary income dividends distributed by the Real Estate Securities Fund and applicable to qualifying dividends received after January 1, 2003, will qualify for the lower tax rate. This Fund plans to designate the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act. The actual percentage for the calendar year will be designated in the year-end tax statements.

   For the fiscal year ended September 30, 2003, the Real Estate Securities Fund designated $375,110 of long-term capital gains dividends.
--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

(LOGO)
PRICEWATERHOUSECOOPERS
[GRAPHIC OMITTED]

To the Board of Trustees and Shareholders of Phoenix-Seneca Funds:


     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Seneca Bond Fund, Phoenix-Seneca Mid Cap "EDGE" Fund, and Phoenix-Seneca Real Estate Securities Fund (constituting the Phoenix-Seneca Funds, hereafter referred to as the "Fund") at September 30, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/  PRICEWATERHOUSECOOPERS

Boston, Massachusetts
November 14, 2003

                                                          FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                              FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
    NAME, ADDRESS AND           LENGTH OF      OVERSEEN BY                           DURING PAST 5 YEARS AND
      DATE OF BIRTH            TIME SERVED       TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway               Served since        35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC      2000.                          Trustee/Director, Realty Foundation of New York (1972-present), Pace
101 Park Avenue                                               University (1978-present), New York Housing Partnership Development
New York, NY 10178                                            Corp. (Chairman) (1981-present), Greater New York Councils, Boy Scouts
DOB: 8/2/29                                                   of America (1985- present), The Academy of Political Science (Vice
                                                              Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                              (1989-present), The Harlem Youth Development Foundation (1998-2002).
                                                              Chairman, Metropolitan Transportation Authority (1992-2001). Director,
                                                              Trism, Inc. (1994-2001), Consolidated Edison Company of New York, Inc.
                                                              (1970-2002), Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                              Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                              (1975-present), Union Pacific Corp. (1978-2002), BlackRock Freddie Mac
                                                              Mortgage Securities Fund (Advisory Director) (1990-2000), Accuhealth
                                                              (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne            Served since        35         Currently retired.
The Flat, Elmore Court         1999.
Elmore, GL05, GL2 3NT U.K.
DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara          Served since        35         Managing Director, U.S. Trust Company of New York (private bank)
U.S. Trust Company of          2001.                          (1982-present).
New York
11 West 54th Street
New York, NY 10019
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris              Served since        35         Currently retired, Vice President, W.H. Reaves and Company (investment
164 Laird Road                 2000.                          management) (1993-2003).
Colts Neck, NJ 07722
DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------

                                                         INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
      NAME, ADDRESS,                          PORTFOLIOS IN
      DATE OF BIRTH                            FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH          LENGTH OF      OVERSEEN BY                           DURING PAST 5 YEARS AND
          TRUST                TIME SERVED       TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
*Philip R. McLoughlin          Served since        45         Consultant, Phoenix Investment Partners Ltd. (2002-present). Director,
 DOB: 10/23/46                 2000.                          PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                              (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
  Chairman                                                    Chairman (1995-1997) and Chief Executive Officer (1995-2002), Phoenix
                                                              Investment Partners, Ltd. Director and Executive Vice President, The
                                                              Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and
                                                              Executive Vice President, Investments (1987-2002), Phoenix Life
                                                              Insurance Company. Director (1983-2002) and Chairman (1995-2002),
                                                              Phoenix Investment Counsel, Inc. Director (1982-2002) and President
                                                              (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                              President, Phoenix/Zweig Advisers LLC (2001-2002). Director
                                                              (2001-2002) and President (April 2002-September 2002), Phoenix
                                                              Investment Management Company. Director and Executive Vice President,
                                                              Phoenix Life and Annuity Company (1996-2002). Director (1995-2000) and
                                                              Executive Vice President (1994-2002), PHL Variable Insurance Company.
                                                              Director, Phoenix National Trust Holding Company (2001-2002). Director
                                                              (1985-2002) and Vice President (1986-2002), PM Holdings, Inc.
                                                              Director, W.S. Griffith Associates, Inc. (1995-2002). Director
                                                              (1992-2002) and President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*  Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
   Phoenix Investment Partners, Ltd. and its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH
    NAME, ADDRESS AND             TRUST AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                   TIME SERVED                                   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Gail P. Seneca                 President since 1996.          President and Chief Executive and Investment Officer, Seneca Capital
909 Montgomery Street                                         Management LLC (1996-present). Managing Director, Equities, Phoenix
San Francisco, CA 94133                                       Investment Counsel, Inc. (1998-present). Managing General Partner and
DOB: 3/7/53                                                   Chief Executive and Investment Officer, GMG/Seneca Capital Management
                                                              LP (1989-present). President, GenCap, Inc. (1994-present). Trustee,
                                                              Phoenix-Seneca Funds (1996-2000).
------------------------------------------------------------------------------------------------------------------------------------
William R. Moyer               Executive Vice President       Senior Vice President (1995-1999), Chief Financial Officer
DOB: 8/16/44                   since 2000.                    (1995-present), and Executive Vice President (1999-present), Phoenix
                                                              Investment Partners, Ltd. Director (1998-present), Executive Vice
                                                              President, Chief Financial Officer and Treasurer (2000-present),
                                                              Senior Vice President and Chief Financial Officer (1996-2000), Phoenix
                                                              Equity Planning Corporation. Director (1998-present), Senior Vice
                                                              President, Chief Financial Officer and Treasurer (1996-present),
                                                              Phoenix Investment Counsel, Inc. Director (2000-present), Treasurer
                                                              (1996- present), Senior Vice President (2000-2002), Executive Vice
                                                              President (2000-present). Duff & Phelps Investment Management Co.
                                                              Executive Vice President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
John F. Sharry                 Executive Vice President       Executive Vice President (1998-present), Phoenix Investment Partners,
DOB: 3/28/52                   since 2002.                    Ltd. President, Phoenix Equity Planning Corporation (2000-present).
                                                              Executive Vice President, Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Driessen             Vice President since 1999.     Vice President and Compliance Officer, Phoenix Investment Partners,
One American Row                                              Ltd. (1999-present). Vice President and Compliance Officer, Phoenix
Hartford, CT 06102                                            Investment Counsel, Inc. (1999-present). Vice President
DOB: 10/12/47                                                 (1999-present). Anti-Money Laundering Officer and Assistant Secretary
                                                              (2002-present) Phoenix Fund Complex. Vice President, Chief Compliance
                                                              Officer and Secretary (2000- present) and Designated Money Laundering
                                                              Compliance Officer (2002-present) PXP Securities Corp. Vice President,
                                                              Compliance and Assistant Secretary (2002-present), PXP Institutional
                                                              Markets Group, Ltd. Vice President, Compliance (2000-present),
                                                              Designated Money Laundering Compliance Officer (2002-present), Phoenix
                                                              Equity Planning Corporation. Vice President, Risk Management Liaison,
                                                              Bank of America (1996-1999).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss               Treasurer since 2000.          Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
DOB: 11/24/52                                                 Assistant Treasurer (2001-present), Phoenix Equity Planning
                                                              Corporation. Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Wirth               Secretary since 2002.          Vice President and Insurance and Investment Products Counsel
One American Row                                              (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
Hartford, CT 06102                                            Director (2003-present), President (2003-present), Assistant Secretary
DOB: 11/14/58                                                 (2002-present), Phoenix Variable Advisors, Inc. Secretary
                                                              (2002-present), Chief Legal Officer (2003-present), Phoenix Fund
                                                              Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-SENECA FUNDS
909 Montgomery Street
San Francisco, California 94133


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris

OFFICERS
Gail P. Seneca, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

SUBADVISER
Seneca Capital Management LLC
909 Montgomery Street
San Francisco, California 94133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                              ---------------
                                                                 PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               Louisville, KY
                                                              Permit No. 1051
                                                              ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


PXP 1140 (11/03)



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) As of the end of the period covered by the report, the Board of Trustees of the Fund has determined that E. Virgil Conway and Everett
         L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a) (2) of Item 3 to form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]



ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix-Seneca Funds
            --------------------------------------------------------------------

By (Signature and Title)*          /S/PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date   December 5, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*           /S/NANCY G. CURTISS
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date   December 5, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.